AllianceBernstein Global High Income Fund, Inc.

Portfolio of Investments

June 30, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 64.6%
Industrial – 54.7%
Basic – 3.9%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	745	$725,292
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		912	925,454
6.375%, 09/15/2032(a)		1,153	1,173,255
Arcosa, Inc. 6.875%, 08/15/2032(a)		1,237	1,290,649
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(b)		2,701	8,179
10.425% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a)(b)(c)		3,042	1,241,467
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		265	264,205
Celanese US Holdings LLC 6.50%, 04/15/2030		184	187,530
6.75%, 04/15/2033		555	565,514
7.00%, 02/15/2031		580	596,768
7.165%, 07/15/2027(c)		415	424,009
7.375%, 02/15/2034		1,205	1,244,687
7.70%, 11/15/2033(c)		481	513,891
Chemours Co. (The) 7.875%, 03/15/2034(a)		556	558,798
Clydesdale Acquisition Holdings, Inc. 6.875%, 01/15/2030(a)		65	64,999
8.75%, 04/15/2030(a)		583	575,157
Commercial Metals Co. 5.75%, 11/15/2033(a)		609	605,065
Compass Minerals International, Inc. 8.00%, 07/01/2030(a)		406	427,798
Constellium SE 3.75%, 04/15/2029(a)		295	283,314
5.625%, 06/15/2028(a)		886	885,067
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		360	359,257
Domtar Corp. 6.75%, 10/01/2028(a)		423	292,771
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,215	2,160,806
Fortescue Treasury Pty Ltd. 4.375%, 04/01/2031(a)		1,170	1,115,181
4.50%, 09/15/2027(a)		190	188,464
5.875%, 04/15/2030(a)		43	43,579
6.125%, 04/15/2032(a)		2,651	2,726,983
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		841	815,601
3.75%, 02/01/2030(a)		1,661	1,560,574
Hybar LLC 7.375%, 07/01/2034(a)		210	210,961
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	1,029	1,155,160
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	495	479,500
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(d)(e)(f)(g)(h)		2,857	0
Mativ Holdings, Inc. 8.00%, 10/01/2029(a)		336	333,802
Methanex Corp. 5.125%, 10/15/2027		547	546,436
Nouryon Finance BV 6.125%, 07/15/2031(a)	EUR	473	548,675
Olin Corp. 5.00%, 02/01/2030	U.S.$	1,383	1,340,544
5.625%, 08/01/2029		1,596	1,584,921

	Principal Amount (000)		U.S. $ Value

6.625%, 04/01/2033(a)	U.S.$	659	$651,105
Olympus Water US Holding Corp. 6.75%, 08/01/2032(a)		1,296	1,265,964
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		143	139,596
Skeena Resources Ltd. 8.50%, 04/01/2031(a)		1,065	1,118,225
Solstice Advanced Materials, Inc. 5.625%, 09/30/2033(a)		591	587,195
SunCoke Energy, Inc. 4.875%, 06/30/2029(a)		414	391,599
Sword Purchaser LLC 8.25%, 04/15/2033(a)		2,045	2,115,314
Vibrantz Technologies, Inc. 9.00%, 02/28/2031(e)		11	5,659
WR Grace Holdings LLC 6.625%, 08/15/2032(a)		722	699,706
7.00%, 08/01/2033(a)		3,200	3,119,632
7.375%, 03/01/2031(a)		82	82,339

			38,200,647

Capital Goods – 4.8%
Amsted Industries, Inc. 6.375%, 03/15/2033(a)		149	150,656
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 5.00%, 01/30/2031(a)	EUR	437	502,100
6.25%, 01/30/2031(a)	U.S.$	415	419,150
Artera Services LLC 8.50%, 02/15/2031(a)		36	32,402
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		1,931	1,969,882
6.25%, 03/15/2033(a)		1,211	1,241,802
Biffa Group Holdings Ltd. 5.25%, 06/15/2031(a)	EUR	1,241	1,420,243
Bombardier, Inc. 6.75%, 06/15/2033(a)	U.S.$	175	181,246
7.25%, 07/01/2031(a)		862	902,396
7.45%, 05/01/2034(a)		1,798	1,988,346
8.75%, 11/15/2030(a)		1,295	1,369,768
Brand Industrial Services, Inc. 10.375%, 08/01/2030(a)		436	355,310
Calderys Financing LLC 11.25%, 06/01/2028(a)		1,689	1,749,686
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		2,242	2,244,306
Constantia Flexibles GmbH 6.25%, 07/15/2032(a)	EUR	160	185,558
Dycom Industries, Inc. 4.50%, 04/15/2029(a)	U.S.$	415	406,173
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		2,102	2,102,569
EnerSys 6.625%, 01/15/2032(a)		146	149,358
Esab Corp. 5.625%, 04/01/2031(a)		1,289	1,288,476
Goat Holdco LLC 6.75%, 02/01/2032(a)		466	477,032
Griffon Corp. 5.75%, 03/01/2028		1,121	1,120,909
Luna 2 5 SARL 5.50%, 07/01/2032(a)	EUR	819	947,540
Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	2,417	2,416,613
Maxam Prill SARL 7.75%, 07/15/2030(a)		1,253	1,287,914
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		361	357,893

	Principal Amount (000)		U.S. $ Value

MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)(i)	U.S.$	3,073	$2,894,602
Moog, Inc. 5.50%, 10/15/2034(a)		597	588,707
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		435	420,843
Owens-Brockway Glass Container, Inc. 9.50%, 06/01/2033(a)		700	717,642
Paprec Holding SA 4.50%, 07/15/2032(a)	EUR	460	525,653
Solaris Energy Infrastructure LLC 6.375%, 05/15/2031(a)	U.S.$	1,108	1,120,572
TransDigm, Inc. 4.625%, 01/15/2029		290	285,499
4.875%, 05/01/2029		1,954	1,924,087
6.00%, 01/15/2033(a)		3,691	3,726,119
6.375%, 03/01/2029(a)		1,600	1,625,210
6.75%, 08/15/2028(a)		2,448	2,472,523
6.75%, 01/31/2034(a)		544	558,281
6.875%, 12/15/2030(a)		1,667	1,714,545
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		1,388	1,418,207
Tutor Perini Corp. 6.625%, 07/15/2033(a)		700	704,437
WESCO Distribution, Inc. 5.25%, 04/15/2031(a)		746	740,653

			46,704,908

Communications - Media – 5.3%
AMC Global Media, Inc. 10.50%, 07/15/2032(a)		898	922,934
AP Core Holdings II LLC 11.00%, 05/15/2031(a)		700	732,537
Banijay Entertainment SAS 8.125%, 05/01/2029(a)		805	827,484
Block Communications, Inc. 10.25%, 03/01/2031(a)		457	417,898
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		2,762	2,488,137
4.50%, 08/15/2030(a)		3,359	3,124,332
5.00%, 02/01/2028(a)		321	316,913
6.375%, 09/01/2029(a)		1,268	1,266,971
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		982	1,017,527
CSC Holdings LLC 4.625%, 12/01/2030(a)		667	153,135
5.375%, 02/01/2028(a)		829	519,763
5.50%, 04/15/2027(a)		1,803	1,207,994
5.75%, 01/15/2030(a)		1,480	348,426
7.50%, 04/01/2028(a)		623	168,751
11.25%, 05/15/2028(a)		824	532,425
11.75%, 01/31/2029(a)		581	355,991
Deluxe Corp. 8.00%, 06/01/2029(a)		67	67,486
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		1,571	1,600,650
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		114	113,880
10.00%, 02/15/2031(a)		1,289	1,338,937
Discovery Communications LLC 6.35%, 06/01/2040		962	799,267
Discovery Global Holdings, Inc. 4.28%, 03/15/2032		1,006	901,436
5.05%, 03/15/2042		3,716	2,720,053
5.14%, 03/15/2052		460	308,043
DISH DBS Corp. 5.25%, 12/01/2026(a)(h)(j)		2,836	2,820,114
5.75%, 12/01/2028(a)(h)(j)		4,752	4,607,271
7.375%, 07/01/2028(h)(j)		2,244	2,155,157

	Principal Amount (000)		U.S. $ Value

EchoStar Corp. 6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b)(c)	U.S.$	2,791	$2,835,590
10.75%, 11/30/2029		2,050	2,215,457
EW Scripps Co. (The) 9.875%, 08/15/2030(a)		840	735,008
Gray Media, Inc. 5.375%, 11/15/2031(a)		671	450,090
7.25%, 08/15/2033(a)		343	337,651
9.625%, 07/15/2032(a)		1,286	1,241,375
iHeartCommunications, Inc. 9.125%, 05/01/2029(a)		748	725,392
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		3,059	1,692,832
6.75%, 10/15/2027(a)		1,366	783,892
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		639	636,565
8.00%, 08/01/2029(a)		247	247,487
Paramount Global 6.375%, 03/30/2062		1,288	1,101,678
RR Donnelley & Sons Co. 11.00% (5.50% Cash and 5.50% PIK), 06/01/2031(a)(b)		700	679,988
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		108	94,672
8.125%, 02/15/2033(a)		1,256	1,294,270
Sirius XM Radio LLC 4.125%, 07/01/2030(a)		396	372,654
Snap, Inc. 6.875%, 03/01/2033(a)		1,521	1,481,746
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	199	199,302
Univision Communications, Inc. 8.875%, 04/15/2033(a)	U.S.$	117	115,236
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		2,524	2,611,484
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		508	433,019

			52,118,900

Communications - Telecommunications – 2.8%
Altice Financing SA 5.75%, 08/15/2029(a)		1,249	871,720
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(e)		691	678,742
Altice France SA 4.75%, 10/15/2030(a)	EUR	675	750,713
6.50%, 10/15/2031(a)	U.S.$	298	288,230
6.50%, 04/15/2032(a)		251	242,319
6.875%, 10/15/2030(a)		1,262	1,225,207
6.875%, 07/15/2032(a)		1,392	1,350,370
9.50%, 11/01/2029(a)		1,062	1,078,995
APLD ComputeCo 2 LLC 6.75%, 03/15/2031(a)		1,943	1,949,545
APLD ComputeCo 3 LLC 7.00%, 06/15/2031(a)		1,874	1,871,274
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		490	515,152
Connect Holding II LLC 10.50%, 04/03/2031(a)		517	518,088
Core Scientific Finance I LLC 7.75%, 05/15/2031(a)		1,219	1,235,896
Edged Compute LLC 7.50%, 04/30/2031(a)		1,181	1,150,924
ELK Grove Village Property LLC 7.50%, 06/15/2031(a)		813	818,048
Fibercop SpA 7.20%, 07/18/2036(a)		259	266,613
7.72%, 06/04/2038(a)		1,559	1,625,634

	Principal Amount (000)		U.S. $ Value

Photo Holdings LLC 12.00%, 07/01/2031(a)	U.S.$	700	$721,157
Rogers Communications, Inc. 7.00%, 04/15/2055		571	583,868
United Group BV 4.625%, 08/15/2028(a)	EUR	481	550,336
6.375%, 05/14/2033(a)		265	308,802
6.75%, 02/15/2031(a)		616	731,377
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 8.625%, 06/15/2032(a)(i)	U.S.$	626	652,500
Viasat, Inc. 6.50%, 07/15/2028(a)		60	59,837
7.50%, 05/30/2031(a)		341	344,380
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		980	802,645
4.75%, 07/15/2031(a)		3,639	2,993,589
Vodafone Group PLC 4.125%, 06/04/2081		420	389,710
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		1,162	1,225,421
Yondr JK 1 LLC 6.875%, 06/30/2031(a)		1,474	1,477,374

			27,278,466

Consumer Cyclical - Automotive – 2.8%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(a)		856	883,487
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		276	258,159
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		3,245	2,594,579
Clarios Global LP/Clarios US Finance Co. 4.75%, 06/15/2031(a)	EUR	1,171	1,350,647
6.75%, 09/15/2032(a)	U.S.$	1,410	1,438,292
Cooper-Standard Automotive, Inc. 9.25%, 03/01/2031(a)		449	453,620
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.375%, 04/15/2034(a)		354	353,097
Dorman Products, Inc. 6.25%, 06/15/2034(a)		266	268,953
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(d)(e)(f)(g)(h)(k)		2,940	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(d)(e)(f)(g)(h)(k)		1,207	0
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		239	215,728
5.25%, 07/15/2031		1,911	1,700,381
6.625%, 07/15/2030		1,644	1,586,845
8.875%, 07/15/2032		700	706,031
IHO Verwaltungs GmbH 5.625% (5.625% Cash or 6.375% PIK), 05/15/2031(a)(b)	EUR	232	274,912
6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a)(b)	U.S.$	200	201,559
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a)(b)	EUR	511	609,634
7.375% (7.375% Cash or 8.125% PIK), 05/15/2033(a)(b)	U.S.$	700	727,454
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a)(b)		695	717,281
8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a)(b)		310	322,602
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028(a)		575	532,981
2.75%, 03/09/2028(a)		1,112	1,057,192
6.125%, 09/30/2030(a)		449	441,365
7.05%, 09/15/2028(a)		5	5,120

	Principal Amount (000)		U.S. $ Value

Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)	U.S.$	1,000	$983,968
4.81%, 09/17/2030(a)		233	216,971
8.125%, 07/17/2035(a)		3,203	3,382,745
PM General Purchaser LLC 9.50%, 10/01/2028(a)		1,840	1,565,089
Tenneco, Inc. 8.00%, 11/17/2028(a)		2,457	2,472,101
Titan International, Inc. 7.00%, 04/30/2028		1,422	1,420,244
ZF North America Capital, Inc. 7.50%, 03/24/2031(a)		281	282,941

			27,023,978

Consumer Cyclical - Entertainment – 0.9%
Live Nation Entertainment, Inc. 4.75%, 10/15/2027(a)		483	481,841
6.50%, 05/15/2027(a)		8	8,003
Motion Finco SARL 8.375%, 02/15/2032(a)		268	225,328
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		1,428	1,385,334
6.25%, 09/15/2033(a)		470	456,299
6.75%, 02/01/2032(a)		693	691,245
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		1,327	1,296,338
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)(i)		2,378	2,364,091
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029		85	82,770
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		1,235	1,235,700
9.125%, 07/15/2031(a)		468	490,532

			8,717,481

Consumer Cyclical - Other – 5.2%
Allwyn Entertainment Financing UK PLC 4.125%, 02/15/2031(a)	EUR	305	343,192
4.625%, 08/15/2031(a)		699	794,860
7.875%, 04/30/2029(a)	U.S.$	200	204,936
Ameritex Holdco Intermediate LLC 7.625%, 08/15/2033(a)		2,231	2,332,181
Banijay Gaming SAS 5.125%, 12/10/2031(a)	EUR	607	703,967
Beazer Homes USA, Inc. 8.00%, 01/15/2032(a)	U.S.$	700	702,059
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 01/15/2033(a)		1,185	1,161,880
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		1,738	1,617,560
6.25%, 09/15/2027(a)		405	405,531
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		619	576,944
6.375%, 03/01/2034(a)		1,142	1,154,643
6.75%, 05/15/2035(a)		1,272	1,296,583
Caesars Entertainment, Inc. 6.00%, 10/15/2032(a)		185	167,657
6.50%, 02/15/2032(a)		621	604,926
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		491	486,335
5.75%, 04/01/2030(a)		540	539,510
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	559	659,472
CP Atlas Buyer, Inc. 9.75%, 07/15/2030(a)	U.S.$	400	384,666
Global Infrastructure Solutions, Inc. 6.375%, 07/15/2034(a)		700	704,886

	Principal Amount (000)		U.S. $ Value

Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)	U.S.$	1,195	$1,196,483
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		1,538	1,408,422
3.75%, 05/01/2029(a)		958	924,387
4.00%, 05/01/2031(a)		448	423,337
5.50%, 09/15/2031(a)		96	96,199
5.875%, 04/01/2029(a)		1,286	1,300,812
6.125%, 04/01/2032(a)		738	748,175
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		465	436,973
5.00%, 06/01/2029(a)		3,193	3,115,944
6.625%, 01/15/2032(a)		595	603,912
Installed Building Products, Inc. 5.625%, 02/01/2034(a)		301	296,495
K Hovnanian Enterprises, Inc. 8.00%, 04/01/2031(a)		790	815,222
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032(a)		432	366,600
LGI Homes, Inc. 7.00%, 11/15/2032(a)		703	698,896
Lottomatica Group SpA 4.625%, 04/30/2032(a)	EUR	512	590,569
4.875%, 01/31/2031(a)		493	574,568
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)	U.S.$	293	283,133
6.50%, 10/01/2033(a)		2,488	2,472,132
Masterbrand, Inc. 7.00%, 07/15/2032(a)		1,031	1,042,765
MGM Resorts International 4.625%, 09/01/2026		5	4,993
Miller Homes Group Finco PLC 6.53% (EURIBOR 3 Month + 4.25%), 10/15/2030(a)(l)	EUR	306	349,759
7.00%, 05/15/2029(a)	GBP	679	894,426
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	760	792,724
11.875%, 04/15/2031(a)		1,083	1,173,192
Pioneer Opco LLC 7.00%, 05/15/2033(a)		342	348,404
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		911	890,196
Standard Building Solutions, Inc. 5.875%, 03/15/2034(a)		1,425	1,373,470
6.25%, 08/01/2033(a)		1,068	1,059,957
6.50%, 08/15/2032(a)		312	314,082
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		17	15,315
4.375%, 07/15/2030(a)		2,605	2,474,800
4.75%, 01/15/2028(a)		339	336,823
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		54	54,072
5.75%, 01/15/2028(a)		582	589,127
Thor Industries, Inc. 4.00%, 10/15/2029(a)		1,713	1,625,663
Travel & Leisure Co. 4.50%, 12/01/2029(a)		1,396	1,350,848
4.625%, 03/01/2030(a)		2,415	2,336,304
6.125%, 09/01/2033(a)		128	126,549
6.25%, 06/01/2031(a)		789	793,968
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		544	535,571
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		781	780,843

			50,457,898

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)	U.S.$	1,168	$1,103,098
4.375%, 01/15/2028(a)		983	972,203
Yum! Brands, Inc. 3.625%, 03/15/2031		174	161,938

			2,237,239

Consumer Cyclical - Retailers – 4.6%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		3,821	3,919,408
7.375%, 08/01/2033(a)		778	805,787
Arko Corp. 5.125%, 11/15/2029(a)		131	121,071
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		1,373	1,334,261
5.00%, 02/15/2032(a)		827	789,818
Bath & Body Works, Inc. 5.25%, 02/01/2028		845	845,905
6.75%, 07/01/2036		98	98,152
7.60%, 07/15/2037		367	365,892
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	757	881,503
Boots Group Finco LP 5.375%, 08/31/2032(a)		1,247	1,459,908
Carvana Co. 5.50%, 04/15/2027(a)	U.S.$	415	409,215
9.00%, 06/01/2030(a)(b)(c)		2,001	2,069,060
9.00%, 06/01/2031(a)(b)(c)		2,138	2,359,393
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)		2,172	2,277,781
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	516	607,564
FirstCash, Inc. 4.625%, 09/01/2028(a)	U.S.$	551	541,743
5.625%, 01/01/2030(a)		257	255,700
Gap, Inc. (The) 3.625%, 10/01/2029(a)		1,637	1,542,553
3.875%, 10/01/2031(a)		303	276,089
Gee Automotive Holdings LLC 7.25%, 03/01/2031(a)		833	843,832
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		2,245	2,209,995
8.75%, 01/15/2032(a)		1,125	1,068,807
11.50%, 08/15/2029(a)		565	588,172
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		1,204	1,172,631
6.375%, 01/15/2030(a)		650	658,432
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		901	862,672
LBM Acquisition LLC 9.50%, 06/15/2031(a)		210	187,660
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		1,990	1,939,569
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		145	138,917
Men’s Wearhouse LLC (The) 9.00%, 02/01/2031(a)		406	431,309
Michaels Cos., Inc. (The) 8.50%, 03/15/2033(a)		581	575,153
Murphy Oil USA, Inc. 4.75%, 09/15/2029		458	450,745
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		368	371,519
Penske Automotive Group, Inc. 3.75%, 06/15/2029		139	133,028
Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(a)		350	352,546
PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(a)		726	726,165
10.00%, 09/15/2033(a)		939	940,427

	Principal Amount (000)		U.S. $ Value

QXO Building Products, Inc. 6.75%, 04/30/2032(a)	U.S.$	2,409	$2,486,779
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		2,738	2,675,635
4.875%, 11/15/2031(a)		255	245,188
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		1,155	1,062,590
Staples, Inc. 10.75%, 09/01/2029(a)		2,506	2,389,617
12.75%, 01/15/2030(a)		910	696,494
William Carter Co. (The) 7.375%, 02/15/2031(a)		1,070	1,107,191

			45,275,876

Consumer Non-Cyclical – 7.5%
Acadia Healthcare Co., Inc. 7.375%, 03/15/2033(a)		944	972,393
ACCO Brands Corp. 4.25%, 03/15/2029(a)		470	437,462
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		485	461,489
5.50%, 03/31/2031(a)		1,654	1,617,824
B&G Foods, Inc. 8.00%, 09/15/2028(a)		465	465,881
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		3,238	3,330,855
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		543	541,996
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		350	323,594
11.00%, 09/30/2028(a)		2,030	2,066,611
BioMarin Pharmaceutical, Inc. 5.50%, 02/15/2034(a)		500	491,183
CAB SELAS 7.75%, 08/09/2031(a)	EUR	1,033	1,178,895
Charlotte Buyer, Inc. 8.00%, 06/30/2031(a)	U.S.$	700	708,730
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		311	286,227
6.00%, 01/15/2029(a)		1,466	1,453,845
6.125%, 04/01/2030(a)		3,640	3,265,823
6.875%, 04/15/2029(a)		1,328	1,306,320
9.75%, 01/15/2034(a)		700	730,821
CVS Health Corp. 6.75%, 12/10/2054		152	158,281
7.00%, 03/10/2055		2,238	2,321,876
DaVita, Inc. 3.75%, 02/15/2031(a)		512	474,817
4.625%, 06/01/2030(a)		4,729	4,581,558
Elanco Animal Health, Inc. 6.40%, 08/28/2028(c)		1,342	1,378,409
Embecta Corp. 5.00%, 02/15/2030(a)(i)		2,067	1,607,718
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,516	1,404,767
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		344	348,724
Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(a)		2,005	2,041,297
7.25%, 12/15/2033(a)		696	725,907
Grifols SA 3.875%, 10/15/2028(a)	EUR	1,806	2,050,981
7.50%, 05/01/2030(a)		800	951,136
Gruenenthal GmbH 6.75%, 05/15/2030(a)		1,067	1,262,088
Gruppo San Donato SpA 6.50%, 10/31/2031(a)		839	944,262

	Principal Amount (000)		U.S. $ Value

HLF Financing SARL LLC/Herbalife International, Inc. 4.875%, 06/01/2029(a)	U.S.$	416	$389,577
7.75%, 05/01/2033(a)		93	94,175
Iceland Bondco PLC 10.875%, 12/15/2027(a)	GBP	156	214,116
Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(a)	U.S.$	434	442,309
Insulet Corp. 6.50%, 04/01/2033(a)		172	174,319
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	862	958,364
4.625%, 06/15/2033(a)		569	659,349
5.00%, 05/15/2027(a)	U.S.$	606	605,636
LifePoint Health, Inc. 7.00%, 05/01/2034(a)		2,271	2,175,613
8.375%, 02/15/2032(a)		1,889	1,966,258
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	562	647,297
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)	U.S.$	1,289	1,078,107
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(b)(c)		217	129,825
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(c)		975	963,017
National Mentor Holdings, Inc. 10.50%, 12/15/2030(a)		451	475,405
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		883	928,358
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	972	1,142,888
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		885	999,687
4.125%, 04/30/2028(a)	U.S.$	2,247	2,218,648
5.125%, 04/30/2031(a)		922	912,542
7.875%, 05/15/2034(a)		716	767,759
Paradigm Parent LLC & Paradigm Parent CO-Issuer, Inc. 8.75%, 04/17/2032(a)		344	312,385
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		75	72,735
Perrigo Finance Unlimited Co. 5.15%, 06/15/2030(c)		1,308	1,258,896
Prestige Brands, Inc. 6.25%, 07/15/2034(a)		700	700,000
Prime Healthcare Services, Inc. 9.375%, 09/01/2029(a)		448	467,783
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(a)		1,227	1,196,767
6.25%, 04/01/2029(a)		421	421,429
Select Medical Corp. 6.25%, 12/01/2032(a)		1,343	1,305,236
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		2,043	2,069,045
TEAM Services Holding, Inc. 9.00%, 02/15/2033(a)		440	445,252
Tenet Healthcare Corp. 4.375%, 01/15/2030		307	297,483
5.50%, 11/15/2032(a)		3,846	3,824,213
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)		443	416,307
US Foods, Inc. 4.75%, 02/15/2029(a)		676	667,913
Viking Baked Goods Acquisition Corp. Series JUL 8.625%, 11/01/2031(a)		700	706,221
Whirlpool Corp. 4.70%, 05/14/2032		303	238,992
6.125%, 06/15/2030		189	174,310
6.50%, 06/15/2033(i)		178	154,319

	Principal Amount (000)		U.S. $ Value

7.50%, 07/01/2031(a)	U.S.$	376	$380,743
7.875%, 07/01/2034(a)		265	266,057

			73,211,105

Energy – 5.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		214	213,303
BKV Upstream Midstream LLC 7.50%, 10/15/2030(a)		388	389,115
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		418	428,565
Buckeye Partners LP 4.125%, 12/01/2027		202	199,315
6.875%, 07/01/2029(a)		1,493	1,525,655
California Resources Corp. 7.00%, 01/15/2034(a)		462	456,051
Caturus Energy LLC 7.125%, 05/15/2031(a)		94	92,993
Chord Energy Corp. 6.00%, 10/01/2030(a)		2,417	2,427,933
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		844	867,908
CNX Resources Corp. 5.875%, 03/01/2034(a)		28	27,223
7.25%, 03/01/2032(a)		1,182	1,216,838
7.375%, 01/15/2031(a)		551	563,935
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		764	749,293
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		160	158,984
7.625%, 04/01/2032(a)		291	293,105
7.875%, 04/15/2032(a)		282	285,555
CVR Energy, Inc. 7.875%, 02/15/2034(a)		474	468,942
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.375%, 06/30/2033(a)		1,699	1,732,956
8.625%, 03/15/2029(a)		246	255,765
Excelerate Energy LP 8.00%, 05/15/2030(a)		1,196	1,261,662
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%, 01/15/2031(a)		455	479,363
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, 05/15/2032		766	791,105
Global Marine, Inc. 7.00%, 06/01/2028		190	192,966
Harvest Midstream I LP 6.75%, 05/15/2034(a)		1,259	1,276,039
7.50%, 05/15/2032(a)		393	406,978
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		366	364,664
6.00%, 02/01/2031(a)		412	398,882
6.25%, 04/15/2032(a)		89	86,144
8.375%, 11/01/2033(a)		1,299	1,353,572
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(a)		51	52,788
ITT Holdings LLC 6.50%, 08/01/2029(a)		848	838,190
Kodiak Gas Services LLC 5.875%, 04/01/2031(a)		554	555,156
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		513	508,257
Murphy Oil Corp. 6.00%, 10/01/2032		540	537,644
6.50%, 02/15/2034		487	482,350
Nabors Industries, Inc. 9.125%, 01/31/2030(a)		128	133,808

	Principal Amount (000)		U.S. $ Value

NFE Brazil Financing Ltd. 12.00%, 05/15/2029(b)(d)(g)(m)	U.S.$	1,944	$1,846,793
NFE Financing LLC 12.00%, 11/15/2029(e)(h)(j)		4,041	1,415,562
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		1,575	1,630,619
8.375%, 02/15/2032(a)		1,204	1,253,894
Northern Oil & Gas, Inc. 7.875%, 10/15/2033(a)		466	462,920
NuStar Logistics LP 5.625%, 04/28/2027		925	927,239
6.375%, 10/01/2030		97	100,279
Oceaneering International, Inc. 6.875%, 07/15/2034(a)		700	711,358
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 06/01/2034(a)		1,134	1,122,828
7.875%, 09/15/2030(a)		868	884,207
Range Resources Corp. 4.75%, 02/15/2030(a)		1,773	1,731,353
Rockies Express Pipeline LLC 4.95%, 07/15/2029(a)		298	294,365
Saturn Oil & Gas, Inc. 9.625%, 06/15/2029(a)		393	409,597
Seadrill Finance Ltd. 6.75%, 07/15/2034(a)		700	675,521
SESI LLC 7.875%, 09/30/2030(a)		334	339,393
SM Energy Co. 6.625%, 04/15/2034(a)		700	689,144
6.75%, 08/01/2029(a)		668	680,008
8.75%, 07/01/2031(a)		729	761,121
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 03/01/2055		19	19,858
Sunoco LP 4.50%, 10/01/2029(a)		362	351,816
5.375%, 07/15/2031(a)		887	875,066
5.625%, 03/15/2031(a)		1,591	1,579,145
6.25%, 07/01/2033(a)		654	659,419
7.875%, 09/18/2030(a)(n)		1,877	1,951,709
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		773	755,614
4.50%, 04/30/2030		422	408,308
7.00%, 09/15/2028(a)		79	80,669
Superior Plus LP/Superior General Partner, Inc. 4.50%, 03/15/2029(a)		192	186,188
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.375%, 02/15/2029(a)		298	305,651
Talos Production, Inc. 9.00%, 02/01/2029(a)		655	682,078
9.375%, 02/01/2031(a)		1,577	1,656,337
TransMontaigne Partners LLC 8.50%, 06/15/2030(a)		606	617,339
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		663	676,660
Transocean International Ltd. 7.875%, 10/15/2032(a)		187	194,607
8.25%, 05/15/2029(a)		654	675,337
8.75%, 02/15/2030(a)		583	604,626
Trident Energy Finance PLC 12.50%, 11/30/2029(a)		371	391,228
USA Compression Partners LP/USA Compression Finance Corp. 7.125%, 03/15/2029(a)		1,000	1,024,501
Valaris Ltd. 8.375%, 04/30/2030(a)		105	108,981
Venture Global LNG, Inc. 9.00%, 09/30/2029(a)(n)		836	814,222
9.50%, 02/01/2029(a)		1,166	1,256,538

	Principal Amount (000)		U.S. $ Value

9.875%, 02/01/2032(a)	U.S.$	276	$294,536
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		879	899,136
6.50%, 06/15/2034(a)		1,460	1,520,305
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		178	177,088
7.25%, 02/15/2033(a)		437	429,321

			57,205,486

Other Industrial – 1.0%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(a)		32	30,490
Azelis Finance NV 4.125%, 03/10/2031(a)	EUR	398	453,738
Core & Main LP 6.00%, 07/01/2034(a)	U.S.$	473	475,049
Dealer Tire Financial LLC 10.375%, 10/01/2031(a)		2,701	2,691,799
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		2,026	2,026,000
Egis SA 5.125%, 05/15/2031(a)	EUR	280	325,108
Lsf12 Helix Parent LLC 7.125%, 02/01/2033(a)	U.S.$	175	169,612
Multiversity SpA 6.40% (EURIBOR 3 Month + 4.25%), 05/17/2031(a)(l)	EUR	208	239,665
7.125%, 05/17/2031(a)		734	870,774
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)	U.S.$	3,060	3,022,078

			10,304,313

Services – 3.1%
A&K Travel Group Holdings Ltd. 7.50%, 05/15/2033(a)		436	439,632
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		464	444,623
4.875%, 07/15/2032(a)		1,012	956,532
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		327	325,397
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	255	290,685
4.625%, 06/01/2028(a)	U.S.$	3,774	3,714,377
4.875%, 06/01/2028(a)	GBP	1,010	1,328,503
Angi Group LLC 3.875%, 08/15/2028(a)	U.S.$	2,420	2,047,551
APCOA GmbH 6.00%, 04/15/2031(a)	EUR	990	1,148,362
APi Group DE, Inc. 5.75%, 06/01/2034(a)	U.S.$	779	772,656
Aramark International Finance SARL 4.375%, 04/15/2033(a)	EUR	438	494,303
Belron UK Finance PLC 5.75%, 10/15/2029(a)	U.S.$	1,013	1,017,995
Champions Financing, Inc. 8.75%, 02/15/2029(a)		404	392,939
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		1,524	1,363,616
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	402	471,319
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	1,187	1,169,085
6.50%, 01/15/2031(a)		536	543,331
7.75%, 02/15/2028(a)		650	660,302
8.25%, 08/01/2032(a)		838	857,499
8.375%, 11/15/2032(a)		1,286	1,315,532

	Principal Amount (000)		U.S. $ Value

ION Platform Finance US, Inc./ION Platform Finance SARL 4.625%, 05/01/2028(a)	U.S.$	194	$176,688
5.00%, 05/01/2028(a)		283	259,061
5.75%, 05/15/2028(a)		686	629,824
9.00%, 08/01/2029(a)		403	358,581
Match Group Holdings II LLC 4.625%, 06/01/2028(a)		207	204,045
Monitronics International, Inc. 9.125%, 04/01/2020(d)(f)(g)(h)(k)		958	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		938	918,843
Q-Park Holding I BV 5.125%, 02/15/2030(a)	EUR	556	648,988
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)	U.S.$	2,590	2,531,757
Sabre Financial Borrower LLC 11.125%, 06/15/2029(a)		556	586,540
Sabre GLBL, Inc. 11.125%, 07/15/2030(a)		2,240	2,148,069
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	1,196	1,334,578
Shutterfly Finance LLC 9.75%, 10/01/2027(a)	U.S.$	7	6,983
Sotheby’s 8.25%, 04/15/2031(a)		464	461,574
TKC Holdings, Inc. 8.50%, 08/15/2030(a)		502	516,335

			30,536,105

Technology – 4.3%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		393	393,000
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	1,162	1,295,216
Amkor Technology, Inc. 5.875%, 10/01/2033(a)	U.S.$	531	532,863
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		1,181	1,132,481
Cloud Software Group, Inc. 6.50%, 03/31/2029(a)		1,651	1,602,576
6.625%, 08/15/2033(a)		1,978	1,713,005
8.25%, 06/30/2032(a)		3,607	3,377,080
CoreWeave, Inc. 8.50%, 07/15/2032(a)	EUR	740	834,025
9.25%, 06/01/2030(a)	U.S.$	2,071	2,083,748
9.625%, 07/15/2032(a)		782	770,524
9.75%, 10/01/2031(a)		579	577,493
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		748	780,478
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		3,125	3,027,777
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		1,147	1,166,885
GoTo Group, Inc. 5.50%, 05/01/2028(a)		1,403	679,485
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	819	912,395
McAfee Corp. 7.375%, 02/15/2030(a)	U.S.$	551	468,235
Meridian Arc Holdco LLC 6.25%, 04/30/2031(a)		3,510	3,516,346
MKS, Inc. 4.25%, 02/15/2034(a)	EUR	1,037	1,169,769
OAK-Eagle Acquireco, Inc. 6.25%, 07/01/2033(a)		758	906,147
7.25%, 07/01/2033(a)	U.S.$	1,242	1,300,364
8.75%, 07/01/2034(a)		2,152	2,283,685
ON Semiconductor Corp. 3.875%, 09/01/2028(a)		435	422,722

	Principal Amount (000)		U.S. $ Value

Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	2,868	$2,566,882
Rackspace Finance LLC 3.50%, 05/15/2028(a)		3,030	2,754,881
Rocket Software, Inc. 9.00%, 11/28/2028(a)		1,954	1,939,055
Sensata Technologies BV 5.875%, 09/01/2030(a)		584	585,941
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	956	1,053,079
6.50%, 07/01/2032(a)		129	147,230
Virtusa Corp. 7.125%, 12/15/2028(a)	U.S.$	1,633	1,290,718
WULF Compute LLC 7.75%, 10/15/2030(a)		946	992,943

			42,277,028

Transportation - Airlines – 1.0%
Allegiant Travel Co. 7.125%, 07/01/2031(a)		2,083	2,108,012
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		4,007	4,013,505
Avianca Midco 2 PLC 9.625%, 02/14/2030(a)		449	446,641
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		514	465,813
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 8.75%, 01/15/2032(a)		700	693,000
9.50%, 06/01/2028(a)		179	181,262
WestJet Airlines Ltd. 8.00%, 02/14/2031(a)		1,880	1,886,764

			9,794,997

Transportation - Services – 1.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	186	219,073
Alta Equipment Group, Inc. 9.00%, 06/01/2029(a)	U.S.$	415	398,689
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		2,095	2,058,775
5.375%, 03/01/2029(a)		138	134,503
5.75%, 07/15/2027(a)		160	160,041
Avis Budget Finance PLC 7.25%, 07/31/2030(a)	EUR	952	1,109,730
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		1,214	892,532
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		582	629,698
Boels Topholding BV 6.25%, 02/15/2029(a)		432	504,183
Danaos Corp. 6.875%, 10/15/2032(a)	U.S.$	439	453,136
Dcli Bidco LLC 7.75%, 11/15/2029(a)		529	546,816
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	479	664,366
EquipmentShare.com, Inc. 7.125%, 07/01/2034(a)	U.S.$	700	687,691
GB AIT Buyer, Inc. 8.75%, 04/30/2034(a)		303	304,127
Hertz Corp. (The) 4.625%, 12/01/2026(a)		288	263,254
12.625%, 07/15/2029(a)		202	164,281
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	1,406	1,614,528
PODS LLC 8.75%, 05/15/2031(a)	U.S.$	1,051	1,028,489

	Principal Amount (000)		U.S. $ Value

PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	1,572	$1,537,228
Rand Parent LLC 8.50%, 02/15/2030(a)		372	385,082
Star Leasing Co. LLC 7.625%, 02/15/2030(a)		442	435,335
Synergy Infrastructure Holdings LLC 7.00%, 07/15/2034(a)		234	237,309

			14,428,866

			535,773,293

Financial Institutions – 8.9%
Banking – 0.7%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(n)		256	248,348
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		1,967	1,981,023
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		662	677,361
8.375%, 06/15/2035(a)		767	799,294
CaixaBank SA 5.875%, 10/09/2027(a)(n)	EUR	1,000	1,168,724
Freedom Mortgage Corp. 12.25%, 10/01/2030(a)	U.S.$	71	76,608
Synchrony Financial Series C 7.25%, 08/15/2031(n)		1,823	1,807,542

			6,758,900

Brokerage – 1.1%
Aretec Group, Inc. 7.50%, 04/01/2029(a)		641	639,096
10.00%, 08/15/2030(a)		1,697	1,789,329
First Eagle Holdings, Inc. 7.25%, 08/15/2032(a)		1,334	1,344,056
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		850	858,211
Hightower Holding LLC 6.75%, 04/15/2029(a)		2,936	2,925,241
Jane Street Group/JSG Finance, Inc. 6.75%, 05/01/2033(a)		1,367	1,404,625
7.125%, 04/30/2031(a)		764	790,093
Osaic Holdings, Inc. 8.00%, 08/01/2033(a)		179	179,390
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		1,089	1,138,984

			11,069,025

Finance – 3.1%
Black Pearl Compute LLC 6.125%, 02/15/2031(a)		488	495,221
CNG Holdings, Inc. 16.50% (16.50% Cash or 14.50% Cash and 3.00% PIK), 06/30/2031(b)(d)(g)(m)		842	664,820
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		2,652	2,526,236
Curo SPV LLC 13.00%, 08/02/2027(d)(g)		2,772	2,647,277
Enova International, Inc. 9.125%, 08/01/2029(a)		1,916	2,002,970
11.25%, 12/15/2028(a)		651	686,014
Freedom Mortgage Holdings LLC 8.375%, 04/01/2032(a)		1,231	1,252,335
9.125%, 05/15/2031(a)		7	7,239
9.25%, 02/01/2029(a)		243	252,557
GGAM Finance Ltd. 6.875%, 04/15/2029(a)		263	268,999
8.00%, 06/15/2028(a)		1,189	1,231,653

	Principal Amount (000)		U.S. $ Value

goeasy Ltd. 6.875%, 05/15/2030(a)	U.S.$	739	$657,772
7.375%, 10/01/2030(a)(i)		967	870,017
7.625%, 07/01/2029(a)		2,928	2,763,414
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		1,987	1,918,958
Navient Corp. 4.875%, 03/15/2028		1,706	1,672,939
5.00%, 03/15/2027		422	418,925
5.50%, 03/15/2029		326	312,860
9.375%, 07/25/2030		353	358,580
9.375%, 10/15/2031		700	697,244
11.50%, 03/15/2031		845	891,801
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 05/15/2031(a)		700	693,641
Phoenix Aviation Capital Ltd. 9.25%, 07/15/2030(a)		1,004	1,036,404
Planet Financial Group LLC 10.50%, 12/15/2029(a)		265	261,754
Prospect Capital Corp. 3.44%, 10/15/2028		22	20,680
Rfna LP 7.875%, 02/15/2030(a)		1,118	1,125,899
SLM Corp. 6.495%, 05/15/2032		1,097	1,097,197
Stonebriar ABF Issuer LLC 7.00%, 08/15/2031(a)		1,438	1,438,386
8.125%, 12/15/2030(a)		977	1,020,944
Terawulf, Inc. Zero Coupon, 05/01/2032(a)(o)		53	77,955
TrueNoord Capital DAC 8.75%, 03/01/2030(a)		265	274,814
Velocity Commercial Capital LLC 9.375%, 02/15/2031(a)		413	427,292

			30,072,797

Financial Services – 1.4%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		5,478	5,545,036
ADI Escrow Issuer LLC 7.125%, 07/15/2034(a)		410	417,956
Asurion LLC/Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)		1,484	1,501,178
8.375%, 02/01/2034(a)		350	324,368
Cipher Compute LLC 7.125%, 11/15/2030(a)		1,618	1,683,641
Encore Capital Group, Inc. 6.625%, 04/15/2031(a)		400	404,416
8.50%, 05/15/2030(a)		982	1,043,324
Nassau Cos. of New York (The) 7.875%, 07/15/2030(a)		433	413,851
SE Cosmos LLC 8.875%, 05/01/2031(a)		700	719,657
Stingray Compute LLC 6.00%, 06/15/2031(a)		1,195	1,197,756
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 5.00%, 07/15/2033(a)	EUR	268	308,103
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)		218	35,407
WS Escrow LLC 7.75%, 06/01/2033(a)	U.S.$	700	718,366

			14,313,059

Insurance – 1.9%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		2,162	1,973,198
6.00%, 08/01/2029(a)		326	288,417
7.50%, 11/06/2030(a)		675	640,024
8.25%, 02/01/2029(a)		1,048	986,151

	Principal Amount (000)		U.S. $ Value

8.50%, 06/15/2029(a)	U.S.$	659	$621,406
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		2,822	2,844,088
7.00%, 01/15/2031(a)		139	141,243
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		1,131	1,135,950
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		418	423,401
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	286	327,783
7.75%, 02/15/2031(a)	U.S.$	2,329	2,354,683
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		2,338	2,279,567
CRC Insurance Group LLC 7.125%, 06/01/2031(a)		1,752	1,745,711
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		1,735	1,682,265
8.125%, 02/15/2032(a)		1,010	909,327

			18,353,214

REITs – 0.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 9.75%, 04/15/2030(a)		410	440,553
Brandywine Operating Partnership LP 8.875%, 04/12/2029		253	267,118
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)		373	368,733
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.375%, 09/30/2030(a)		406	404,112
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		852	872,448
Hudson Pacific Properties LP 3.25%, 01/15/2030		515	450,510
3.95%, 11/01/2027		19	18,520
4.65%, 04/01/2029		38	35,966
Iron Mountain, Inc. 4.75%, 01/15/2034(a)	EUR	1,620	1,837,581
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029	U.S.$	519	417,015
7.00%, 02/15/2032(a)	EUR	149	171,356
Rithm Capital Corp. 8.50%, 06/01/2031(a)	U.S.$	700	702,352
RLJ Lodging Trust LP 4.00%, 09/15/2029(a)		406	386,690
Starwood Property Trust, Inc. 5.875%, 08/15/2029(a)		700	702,290
Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(b)(c)	EUR	3	3,337

			7,078,581

			87,645,576

Utility – 1.0%
Electric – 0.9%
AES Corp. (The) 7.60%, 01/15/2055	U.S.$	72	73,615
EUSHI Finance, Inc. 6.25%, 04/01/2056		148	146,947
7.625%, 12/15/2054		361	375,218
Neoen Finco PLC 5.50%, 06/15/2031(a)	EUR	495	576,192
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	1,109	1,057,533

	Principal Amount (000)		U.S. $ Value

3.625%, 02/15/2031(a)	U.S.$	445	$413,181
5.25%, 06/15/2029(a)		80	79,797
5.75%, 07/15/2029(a)		1,744	1,744,285
10.25%, 03/15/2028(a)(n)		842	908,288
PG&E Corp. 7.375%, 03/15/2055		657	669,560
Vistra Corp. 7.00%, 12/15/2026(a)(n)		835	840,683
8.00%, 10/15/2026(a)(n)		1,003	1,010,687
XPLR Infrastructure Operating Partners LP 4.50%, 09/15/2027(a)		251	248,649
7.25%, 01/15/2029(a)		391	404,722

			8,549,357

Natural Gas – 0.1%
AltaGas Ltd. 7.20%, 10/15/2054(a)		405	424,116
AmeriGas Partners LP/AmeriGas Finance Corp. 6.875%, 06/01/2031(a)		24	24,278
9.375%, 06/01/2028(a)		430	439,736
9.50%, 06/01/2030(a)		28	30,042

			918,172

			9,467,529

Total Corporates - Non-Investment Grade (cost $645,464,756)			632,886,398

CORPORATES - INVESTMENT GRADE – 15.4%
Industrial – 8.8%
Basic – 0.8%
Australian Metcoal Financing Pty Ltd. 6.25%, 10/22/2031(a)		507	515,742
FMC Corp. 8.00%, 06/01/2031(a)		686	713,735
Freeport Indonesia PT 4.76%, 04/14/2027(a)		281	280,898
Hudbay Minerals, Inc. 6.125%, 04/01/2029(a)		408	410,080
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		386	354,927
MEGlobal Canada ULC 5.875%, 05/18/2030(a)		343	349,766
Nexa Resources SA 6.75%, 04/09/2034(a)		961	1,014,267
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(a)		1,856	1,858,320
SNF Group SACA 3.375%, 03/15/2030(a)		1,151	1,071,358
5.63%, 03/31/2031(a)		593	600,539
Sociedad Quimica y Minera de Chile SA 5.625%, 04/22/2056(a)		516	511,743
6.50%, 11/07/2033(a)		406	431,923

			8,113,298

Communications - Media – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		173	128,975
5.375%, 05/01/2047		111	89,479
6.48%, 10/23/2045		531	487,774
Grupo Televisa SAB 6.625%, 01/15/2040		481	422,212
8.50%, 03/11/2032		327	351,116
Meta Platforms, Inc. 5.50%, 11/15/2045		1,430	1,327,153
5.75%, 11/15/2065		1,476	1,325,481
Nexstar Media, Inc. 6.50%, 09/15/2033(a)		2,227	2,227,809
Prosus NV 3.06%, 07/13/2031(a)		1,674	1,520,662
4.03%, 08/03/2050(a)		331	233,355
			8,114,016

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.5%
Beacon Point DC LLC 6.13%, 11/30/2042(a)	U.S.$	532	$536,164
Bell Telephone Co. of Canada or Bell Canada 6.875%, 09/15/2055		530	541,787
HUT 8 DC LLC 6.19%, 11/15/2042(a)		1,870	1,897,478
TELUS Corp. 6.625%, 10/15/2055		106	107,503
6.625%, 06/09/2056		646	643,888
7.00%, 10/15/2055		1,087	1,123,510

			4,850,330

Consumer Cyclical - Automotive – 0.7%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		207	210,651
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/2054		387	395,394
Ford Motor Co. 3.25%, 02/12/2032		4,123	3,632,344
Ford Motor Credit Co. LLC 6.53%, 03/19/2032		764	789,217
General Motors Financial Co., Inc. 5.45%, 01/08/2036(i)		287	285,773
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		780	773,613
Phinia, Inc. 6.75%, 04/15/2029(a)		562	576,081
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		519	522,115

			7,185,188

Consumer Cyclical - Entertainment – 0.6%
Carnival Corp., Ltd. 4.00%, 08/01/2028(a)		1,623	1,592,667
5.125%, 05/01/2029(a)		2,227	2,223,730
5.75%, 03/15/2030(a)		592	598,976
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,850	1,846,196
			6,261,569

Consumer Cyclical - Other – 1.4%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	1,003	1,127,179
5.875%, 06/04/2031(a)	U.S.$	839	835,177
6.125%, 06/04/2031(a)	GBP	463	611,389
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	891	802,791
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		219	220,005
6.125%, 07/31/2032(a)		1,001	1,009,869
Las Vegas Sands Corp. 5.625%, 06/15/2028		1,381	1,397,667
5.65%, 05/18/2033		387	387,147
6.00%, 06/14/2030		702	721,393
Sands China Ltd. 3.25%, 08/08/2031(c)		285	259,350
4.375%, 06/18/2030(c)		550	532,786
Sekisui House US, Inc. 6.00%, 01/15/2043		3,747	3,439,206
Voyager Parent LLC 9.25%, 07/01/2032(a)		2,090	2,210,084

			13,554,043

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		90	86,592
3.875%, 01/15/2028(a)		1,492	1,464,571
6.125%, 06/15/2029(a)		2,051	2,081,929
			3,633,092

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.2%
Falabella SA 3.375%, 01/15/2032(a)	U.S.$	583	$527,251
Macy’s Retail Holdings LLC 6.375%, 03/15/2037		199	186,625
Nordstrom, Inc. 5.00%, 01/15/2044		737	520,582
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)		490	466,088

			1,700,546

Consumer Non-Cyclical – 0.7%
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		1,335	1,281,278
Jazz Securities DAC 4.375%, 01/15/2029(a)		2,280	2,233,355
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030	EUR	1,000	1,159,916
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	313	312,805
5.125%, 05/09/2029(i)		517	517,214
8.125%, 09/15/2031		506	570,558
Utah Acquisition Sub, Inc. 5.25%, 06/15/2046		470	397,708
Viatris, Inc. 2.70%, 06/22/2030		744	679,064

			7,151,898

Energy – 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		1,733	1,728,347
5.75%, 01/15/2028(a)		542	542,366
5.75%, 10/15/2033(a)		183	181,257
APA Corp. 4.75%, 04/15/2043		2	1,600
Energy Transfer LP 7.125%, 10/01/2054		147	151,403
8.00%, 05/15/2054		1,494	1,585,482
Harbour Energy PLC 6.33%, 04/01/2035(a)		1,749	1,785,829
Hess Midstream Operations LP 5.875%, 03/01/2028(a)		1,335	1,344,496
MV24 Capital BV 6.75%, 06/01/2034(a)		373	371,710
Permian Resources Operating LLC 6.25%, 02/01/2033(a)		949	969,236
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		1,107	1,026,189
Var Energi ASA 5.875%, 05/22/2030(a)		1,027	1,058,068
6.50%, 05/22/2035(a)		581	617,262
8.00%, 11/15/2032(a)		1,300	1,473,766
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		93	88,774
6.25%, 01/15/2030(a)		1,115	1,142,714
Western Midstream Operating LP 7.25%, 04/01/2030(a)		780	818,494
Woodside Finance Ltd. 6.00%, 05/19/2035		1,182	1,231,604

			16,118,597

Other Industrial – 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		203	199,529
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		452	458,083

			657,612

	Principal Amount (000)		U.S. $ Value

Services – 0.2%
Block, Inc. 3.50%, 06/01/2031	U.S.$	774	$712,410
Gaia Purchaser, Inc. 7.625%, 07/15/2033(a)		1,212	1,225,917

			1,938,327

Technology – 0.3%
Gartner, Inc. 3.625%, 06/15/2029(a)		7	6,625
Oracle Corp. 4.375%, 05/15/2055		123	81,935
5.375%, 09/27/2054		186	145,681
5.95%, 09/26/2055		355	301,696
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		1,969	1,966,150
Seagate Data Storage Technology Pte. Ltd. 8.50%, 07/15/2031(a)		537	561,170

			3,063,257

Transportation - Airlines – 0.1%
Air Canada 3.875%, 08/15/2026(a)		845	844,215
United Airlines, Inc. 4.625%, 04/15/2029(a)		223	219,841

			1,064,056

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		323	307,206

Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		486	437,886
3.83%, 02/02/2032(a)		413	376,466
4.375%, 07/03/2029(a)		809	785,612
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		204	202,026
United Rentals North America, Inc. 3.875%, 11/15/2027		951	938,040

			2,740,030

			86,453,065

Financial Institutions – 5.4%
Banking – 3.1%
Ally Financial, Inc. 6.70%, 02/14/2033		500	515,764
6.85%, 01/03/2030		380	394,975
8.00%, 11/01/2031		281	312,598
Banco Santander SA 3.225%, 11/22/2032		200	181,171
6.92%, 08/08/2033		2,600	2,827,476
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		450	460,829
Barclays PLC 7.12%, 06/27/2034		361	395,752
BNP Paribas SA 4.625%, 02/25/2031(a)(n)		2,924	2,692,514
BPCE SA 6.51%, 01/18/2035(a)		1,232	1,283,279
CaixaBank SA 5.58%, 07/03/2036(a)		575	581,717
6.84%, 09/13/2034(a)		975	1,065,393
Capital One Financial Corp. 7.96%, 11/02/2034		270	310,524
Citigroup, Inc. 6.625%, 02/15/2031(n)		1,196	1,216,468
Series AA 7.625%, 11/15/2028(n)		339	353,521
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		1,435	1,345,033
7.08%, 02/10/2034		475	512,525

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC 8.11%, 11/03/2033	U.S.$	225	$258,570
Series E 4.75%, 07/04/2029(a)(n)	EUR	1,595	1,840,302
Intesa Sanpaolo SpA 6.005%, 06/29/2037(a)	U.S.$	3,310	3,338,881
Lloyds Banking Group PLC 6.07%, 06/13/2036		207	213,606
Nationwide Building Society 5.54%, 07/14/2036(a)		430	433,128
Societe Generale SA 3.625%, 03/01/2041(a)		2,348	1,733,399
5.40%, 04/10/2037(a)		2,481	2,436,484
5.51%, 05/22/2031(a)		957	972,382
Synchrony Financial 7.25%, 02/02/2033		2,356	2,457,377
UBS Group AG 6.625%, 01/08/2031(a)(n)		724	724,792
7.125%, 08/10/2034(a)(n)		544	548,861
9.25%, 11/13/2028(a)(n)		248	266,714
UniCredit SpA 5.86%, 06/19/2032(a)		845	849,410

			30,523,445

Brokerage – 0.0%
BGC Group, Inc. 6.60%, 06/10/2029		83	85,593

Finance – 0.7%
CFAMC II Co., Ltd. Series E 4.875%, 11/22/2026(a)		230	230,131
CFAMC III Co., Ltd. 4.75%, 04/27/2027(a)		400	399,188
FS KKR Capital Corp. 3.125%, 10/12/2028		480	451,820
7.50%, 08/01/2031		700	696,998
HPS Corporate Lending Fund 5.45%, 01/14/2028		293	291,985
6.25%, 09/30/2029		84	84,489
ILFC E-Capital Trust II 6.73% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a)(l)		2,000	1,746,867
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(a)		395	388,917
Main Street Capital Corp. 6.50%, 06/04/2027		58	58,595
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		431	430,388
Rocket Cos., Inc. 6.125%, 08/01/2031(a)		700	714,919
Sumisho Air Lease Corp. Series B 8.26%, 09/15/2026(n)		1,229	1,235,876

			6,730,173

Insurance – 0.9%
Aegon Ltd. 5.50%, 04/11/2048		329	330,025
Allianz SE 6.50%, 10/30/2034(a)(n)		400	401,168
Centene Corp. 2.50%, 03/01/2031		685	598,232
2.625%, 08/01/2031		581	506,221
3.00%, 10/15/2030		1,129	1,020,850
Global Atlantic Fin Co. 7.95%, 10/15/2054(a)		449	452,543
Humana, Inc. 6.625%, 09/15/2056		467	465,083
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		2,187	2,442,891

	Principal Amount (000)		U.S. $ Value

MetLife, Inc. 9.25%, 04/08/2038(a)	U.S.$	319	$373,213
10.75% (CME Term SOFR 3 Month + 0.00%), 08/01/2039		589	762,977
Prudential Financial, Inc. 4.50%, 09/15/2047		355	350,103
5.70%, 09/15/2048		39	39,041
6.25%, 06/15/2056		396	396,849

			8,139,196

REITs – 0.7%
GLP Capital LP/GLP Financing II, Inc. 5.75%, 11/01/2037		663	651,769
Highwoods Realty LP 5.35%, 01/15/2033		524	520,980
InRetail Shopping Malls 5.65%, 10/16/2032(a)		355	352,391
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(a)		284	277,565
Newmark Group, Inc. 7.50%, 01/12/2029		2,329	2,441,899
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		577	579,812
Trust Fibra Uno 4.87%, 01/15/2030(a)		670	644,520
Trust 2401 4.87%, 01/15/2030(a)		1,298	1,259,053

			6,727,989

			52,206,396

Utility – 1.2%
Electric – 1.2%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(a)		430	392,375
3.95%, 02/12/2030(a)		634	596,645
AES Andes SA 6.30%, 03/15/2029(a)		1,037	1,058,652
American Electric Power Co., Inc. 6.95%, 12/15/2054		488	520,835
Series D 6.05%, 03/15/2056		297	295,232
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		443	466,947
Constellation Energy Generation LLC 4.625%, 02/01/2029(a)		206	204,838
Edison International 8.125%, 06/15/2053		439	450,727
Electricite de France SA 9.125%, 03/15/2033(a)(n)		427	495,924
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		1,640	1,543,584
Engie Energia Chile SA 6.375%, 04/17/2034(a)		720	752,400
Eversource Energy Series A 6.10%, 08/15/2056		223	222,313
Series B 6.35%, 08/15/2056		181	181,152
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		219	221,775
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		236	239,391
Minejesa Capital BV 4.625%, 08/10/2030(a)		739	728,492
5.625%, 08/10/2037(a)		308	293,370
Niagara Energy SAC 5.75%, 10/03/2034(a)		492	494,219

	Principal Amount (000)		U.S. $ Value

PacifiCorp 5.80%, 04/15/2036	U.S.$	1,521	$1,560,114
7.375%, 09/15/2055		375	378,620
Vistra Operations Co. LLC 7.75%, 10/15/2031(a)		357	374,012

			11,471,617

Other Utility – 0.0%
COX Asset Mexico SA de CV 7.125%, 01/08/2032(a)		241	244,373

			11,715,990

Total Corporates - Investment Grade (cost $146,692,497)			150,375,451

EMERGING MARKETS - CORPORATE BONDS – 5.2%
Industrial – 4.2%
Basic – 1.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(e)(h)(j)		439	277,589
7.45%, 11/15/2029(e)(h)(j)		1,393	879,039
Braskem Netherlands Finance BV 4.50%, 01/10/2028(e)(h)(j)		3,768	2,320,900
CSN Inova Ventures 6.75%, 01/28/2028(a)		1,081	893,879
First Quantum Minerals Ltd. 8.00%, 03/01/2033(a)		1,055	1,103,261
Nickel Industries Ltd. 9.00%, 09/30/2030(a)		269	276,192
OCP SA 6.74%, 04/22/2031(a)(n)		241	239,843
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		202	211,258
8.75%, 04/10/2033(a)		622	643,913
Sibanye-Stillwater UK Financing PLC 6.25%, 11/15/2031(a)		818	811,865
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 6.125%, 07/15/2033(a)		656	656,820
UPL Corp., Ltd. 4.625%, 06/16/2030(a)		473	438,855
Vedanta Resources Finance II PLC 7.00%, 07/13/2032(a)		2,100	2,093,190
9.85%, 04/24/2033(a)		344	376,115
10.25%, 06/03/2028(a)		940	963,818
10.875%, 09/17/2029(a)		584	622,053
Volcan Cia Minera SAA 8.50%, 10/28/2032(a)		664	684,518

			13,493,108

Capital Goods – 0.2%
Ambipar Lux SARL 10.875%, 02/05/2033(a)(h)(j)		1,082	243,450
IHS Holding Ltd. 6.25%, 11/29/2028(a)		383	381,444
7.875%, 05/29/2030(a)		535	550,665
IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(a)		475	481,270

			1,656,829

Communications - Media – 0.0%
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		246	234,666

Communications - Telecommunications – 0.2%
DB Terra Chile HoldCo SpA 7.95%, 04/20/2031(a)		487	473,018
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(d)(e)(g)		96	964
Sable International Finance Ltd. 7.125%, 10/15/2032(a)		688	683,403

	Principal Amount (000)		U.S. $ Value

Telecom Argentina SA 9.25%, 05/28/2033(a)	U.S.$	468	$499,272
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		275	275,412

			1,932,069

Consumer Cyclical - Other – 0.7%
Celestial Dynasty Ltd. 4.25%, 06/27/2029(a)		529	493,292
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		1,356	1,320,599
5.625%, 07/17/2027(a)		965	963,070
5.75%, 07/21/2028(a)		1,255	1,246,592
6.50%, 09/24/2033(a)		253	248,497
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		1,122	1,118,152
Wynn Macau Ltd. 5.50%, 10/01/2027(a)		747	743,265
5.625%, 08/26/2028(a)		717	711,049
6.75%, 02/15/2034(a)		625	621,834

			7,466,350

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d)(f)(g)(h)	ZAR	45	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d)(e)(f)(g)(h)	U.S.$	1,100	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d)(e)(f)(g)(h)		771	0

			0

Consumer Non-Cyclical – 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(a)		550	512,848
Biocon Biologics Global PLC 6.67%, 10/09/2029(a)		483	486,937
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		508	499,872
MARB BondCo PLC 3.95%, 01/29/2031(a)		547	482,027
Natura & Co. Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		859	812,029

			2,793,713

Energy – 1.3%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		463	475,894
Borr IHC Ltd./Borr Finance LLC 8.75%, 01/15/2032(a)		700	683,375
Ecopetrol SA 5.875%, 05/28/2045		507	417,439
5.875%, 11/02/2051		1,259	1,007,458
8.375%, 01/19/2036		1,109	1,193,284
8.625%, 01/19/2029		1,443	1,533,404
Gran Tierra Energy, Inc. 9.75%, 04/15/2031(a)		227	198,739
Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(a)		969	977,115
Leviathan Bond Ltd. 6.50%, 06/30/2027(a)		1,327	1,330,733
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		411	428,673
Medco Maple Tree Pte. Ltd. 8.96%, 04/27/2029(a)		565	582,091
Raizen Fuels Finance SA 5.70%, 01/17/2035(e)(h)(j)		926	515,077
6.25%, 07/08/2032(e)(h)(j)		1,452	802,148
6.45%, 03/05/2034(e)(h)(j)		464	257,889
6.70%, 02/25/2037(e)(h)(j)		1,010	555,500

	Principal Amount (000)		U.S. $ Value

SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development 9.00%, 11/14/2030(a)	U.S.$	496	$488,732
Tecpetrol SA 7.625%, 11/03/2030(a)		474	488,452
Threelands Energy Ltd. SARL 7.45%, 10/20/2035(a)		270	273,560
Transportadora de Gas del Sur SA 7.75%, 11/20/2035(a)		370	380,175
YPF SA 8.50%, 06/27/2029(a)		143	149,794
8.75%, 09/11/2031(a)		282	299,027

			13,038,559

Services – 0.0%
Bidvest Group UK PLC (The) 6.20%, 09/17/2032(a)		200	201,372

Transportation - Services – 0.1%
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(a)		494	497,213
TAV Havalimanlari Holding AS 8.50%, 12/07/2028(a)		270	278,185

			775,398

			41,592,064

Utility – 0.6%
Electric – 0.6%
AES Andes SA 8.15%, 06/10/2055(a)		896	934,473
Continuum Energy Aura Pte. Ltd. 9.50%, 02/24/2027(a)		483	485,415
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(a)		256	262,488
India Clean Energy Holdings 4.50%, 04/18/2027(a)		311	306,335
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		618	612,136
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		358	332,769
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		232	232,146
Orazul Energy Peru SA 6.25%, 09/17/2032(a)		249	248,938
Renew Treasury Ifsc Pvt. Ltd. 6.50%, 02/02/2031(a)		289	286,517
ReNew Wind Energy AP2/ReNew Power Pvt. Ltd. 4.50%, 07/14/2028(a)		218	210,710
Saavi Energia SARL 8.875%, 02/10/2035(a)		490	535,754
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		392	393,366
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		675	512,797

			5,353,844

Other Utility – 0.0%
Energuate Trust 2 0 6.35%, 09/15/2035(a)		229	227,687

			5,581,531

Financial Institutions – 0.4%
Banking – 0.3%
Akbank TAS 7.50%, 01/20/2030(a)		263	270,482
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		465	493,644
Uzbek Industrial & Construction Bank ATB 8.95%, 07/24/2029(a)		202	217,592

	Principal Amount (000)		U.S. $ Value

Yapi ve Kredi Bankasi AS 7.125%, 10/10/2029(a)	U.S.$	432	$437,271
7.25%, 03/03/2030(a)		990	1,001,385

			2,420,374

REITs – 0.1%
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV 6.75%, 11/10/2032(a)		496	494,959
Port Of Spain Waterfront Development 7.875%, 02/19/2040(a)		477	497,064

			992,023

			3,412,397

Total Emerging Markets - Corporate Bonds (cost $55,195,593)			50,585,992

BANK LOANS – 4.9%
Industrial – 3.9%
Basic – 0.1%
Ineos Quattro Holdings UK Ltd. 7.49% (CME Term SOFR 1 Month + 3.75%), 03/14/2030(p)		21	17,538
INEOS US Petrochem LLC 7.99% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(p)		632	555,501

			573,039

Communications - Media – 0.6%
DIRECTV Financing LLC 9.175% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(p)		884	888,272
Inizio Group Ltd. 8.08% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(p)		1,276	1,217,789
MH Sub I LLC 7.89% (CME Term SOFR 1 Month + 4.25%), 05/03/2028(p)		1,502	1,457,905
MJH Healthcare Holdings LLC 7.39% (CME Term SOFR 1 Month + 3.75%), 01/28/2029(d)(g)(m)(p)		1,446	1,377,672
Radiate Holdco LLC 1.50% (PIK Interest 12 + 1.50%), 09/25/2029(p)		652	586,231
7.26% (CME Term SOFR 1 Month + 3.50%), 09/25/2029(p)		652	586,231

			6,114,100

Communications - Telecommunications – 0.4%
MH Sub I LLC 02/23/2029(q)		1,120	1,036,560
StubHub Holdco Sub LLC 03/15/2030(q)		1,301	1,307,422
Zacapa S.a r.l. 7.48% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(p)		2,051	2,045,239

			4,389,221

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 9.90% (CME Term SOFR 3 Month + 6.00%), 01/31/2031(p)		1,017	631,198

Consumer Cyclical - Other – 0.1%
CP Atlas Buyer, Inc. 8.89% (CME Term SOFR 1 Month + 5.25%), 07/08/2030(p)		417	365,206
PHRG Intermediate LLC 7.73% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(p)		812	805,509

			1,170,715

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.2%
RVR Dealership Holdings LLC 8.17% (CME Term SOFR 3 Month + 4.50%), 02/26/2033(p)	U.S.$	808	$779,292
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.49% (CME Term SOFR 1 Month + 3.75%), 10/16/2028(p)		883	794,960

			1,574,252

Consumer Non-Cyclical – 0.4%
Agiliti Health, Inc. 6.58% (CME Term SOFR 6 Month + 3.00%), 05/01/2030(p)		1,266	1,219,782
Hertz Corp. (The) 7.425% (CME Term SOFR 3 Month + 7.00%), 06/30/2028(p)		1,168	822,685
ModivCare Buyer LLC 8.70% (CME Term SOFR 3 Month + 5.00%), 12/29/2030(p)		503	421,351
MPH Acquisition Holdings LLC 7.41% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(p)		340	340,133
Weber-Stephen Products LLC 7.44% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(p)		748	738,108

			3,542,059

Energy – 0.2%
Calcasieu Pass Funding, LLC 6.95% (CME Term SOFR 6 Month + 3.25%), 04/11/2033(p)		1,780	1,783,222
Colossus Acquireco LLC 5.37% (CME Term SOFR 3 Month + 1.75%), 01/31/2033(p)		697	691,569

			2,474,791

Other Industrial – 0.1%
Liberty Tire Recycling LLC 7.39% (CME Term SOFR 1 Month + 3.75%), 12/17/2032(p)		1,117	1,116,921

Services – 0.2%
VM Consolidated, Inc. 10/01/2032(q)		1,657	1,504,156

Technology – 1.4%
Boxer Parent Co., Inc. 6.42% (CME Term SOFR 3 Month + 2.75%), 07/30/2031(p)		1,445	1,297,812
Clover Holdings 2 LLC 7.75% (FIXED 4 + 7.75%), 12/09/2031		2,111	1,999,869
Darktrace Finco US LLC 6.93% (CME Term SOFR 3 Month + 3.25%), 10/09/2031(p)		1,184	1,076,853
Icon Parent Inc. 6.45% (CME Term SOFR 3 Month + 2.75%), 11/13/2031(p)		1,260	1,176,447
Imprivata, Inc. 12/03/2029(q)		280	279,653
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(d)(g)(h)(j)(p)		1,518	159,434
Metropolis Technologies, Inc. 8.92% (CME Term SOFR 3 Month + 5.25%), 11/03/2032(p)		1,729	1,697,243
Peraton Corp. 7.51% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(p)		1,764	1,587,806
11.52% (CME Term SOFR 3 Month + 7.75%), 02/01/2029(p)		1,649	1,102,261

	Principal Amount (000)		U.S. $ Value

Ping Identity Holding Corp. 6.375% (CME Term SOFR 1 Month + 2.75%), 11/15/2032(p)	U.S.$	817	$794,958
Polaris Newco LLC 7.925% (CME Term SOFR 3 Month + 4.00%), 06/02/2028(p)		2,105	1,820,853
Project Alpha Intermediate Holdings, Inc. 10.12% (CME Term SOFR 3 Month + 5.00%), 05/09/2033(p)		1,240	674,771
Rocket Software, Inc. 7.39% (CME Term SOFR 1 Month + 3.75%), 11/28/2028(p)		322	305,663

			13,973,623

Transportation - Airlines – 0.1%
JetBlue Airways Corp. 8.43% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(p)		1,023	907,693

			37,971,768

Financial Institutions – 1.0%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.60% (CME Term SOFR 6 Month + 3.75%), 12/10/2031(p)		229	228,975

Brokerage – 0.1%
Jane Street Group LLC 5.67% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(p)		1,502	1,487,280

Finance – 0.1%
Nexus Buyer LLC 9.39% (CME Term SOFR 1 Month + 5.75%), 02/16/2032(p)		1,450	1,405,137

Financial Services – 0.3%
ACProducts Holdings, Inc. 9.23% (CME Term SOFR 3 Month + 5.50%), 11/14/2031(p)		127	129,476
Coller Credit Backed Loans & Notes II Ltd. 6.89% (CME Term SOFR 3 Month + 3.20%), 10/30/2036(d)(g)(p)		1,275	1,277,551
7.66% (CME Term SOFR 3 Month + 4.00%), 10/30/2036(d)(g)(p)		610	784,290
9.29% (CME Term SOFR 3 Month + 5.60%), 10/30/2036(d)(g)(p)		450	450,578

			2,641,895

Insurance – 0.5%
Acrisure LLC 6.64% (CME Term SOFR 1 Month + 3.00%), 11/06/2030(p)		1,492	1,346,913
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.14% (CME Term SOFR 1 Month + 2.50%), 09/19/2031(p)		1,165	1,148,390
Asurion LLC 7.41% (CME Term SOFR 3 Month + 3.75%), 02/23/2033(p)		800	755,353
8.01% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(p)		191	190,795
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 6.14% (CME Term SOFR 1 Month + 2.50%), 07/31/2031(p)		1,243	1,226,799

			4,668,250

			10,431,537

Total Bank Loans (cost $51,317,515)			48,403,305

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 3.1%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(a)	U.S.$	636	$647,671
9.875%, 03/31/2037(a)		1,680	1,731,450

			2,379,121

Argentina – 0.3%
Argentine Republic Government International Bond 0.75%, 07/09/2030(c)		2,186	1,934,938
4.125%, 07/09/2035(c)		1,413	1,131,569

			3,066,507

Costa Rica – 0.3%
Costa Rica Government International Bond 5.50%, 11/21/2030(a)(c)	EUR	2,500	2,992,400

Dominican Republic – 0.2%
Dominican Republic International Bond 8.625%, 04/20/2027(a)	U.S.$	1,906	1,953,992

Ecuador – 0.3%
Ecuador Government International Bond 5.00%, 07/31/2040(a)(c)		1,254	1,051,423
6.90%, 07/31/2035(a)(c)		1,439	1,319,644
8.75%, 01/29/2034(a)		569	575,202

			2,946,269

Egypt – 0.3%
Egypt Government International Bond 5.875%, 02/16/2031(a)		310	302,204
7.625%, 05/29/2032(a)		484	494,672
8.70%, 03/01/2049(a)		2,121	2,097,764

			2,894,640

El Salvador – 0.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(a)		954	1,010,763
El Salvador Government International Bond 8.625%, 02/28/2029(a)		1,181	1,244,809
9.25%, 04/17/2030(a)		175	188,497

			2,444,069

Kenya – 0.1%
Republic of Kenya Government International Bond 7.875%, 02/26/2034(a)		1,041	1,035,795

Nigeria – 0.3%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		1,610	1,609,195
7.14%, 02/23/2030(a)		721	732,716
8.375%, 03/24/2029(a)		488	514,157

			2,856,068

Senegal – 0.3%
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		4,446	2,382,167

South Africa – 0.1%
Republic of South Africa Government International Bond 7.25%, 12/11/2055(a)		203	202,391
7.95%, 11/19/2054(a)		970	1,045,175

			1,247,566

Turkey – 0.3%
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)		1,425	1,441,476
Turkiye Government International Bond 6.95%, 09/16/2035		580	582,088
7.125%, 07/17/2032		467	478,558

			2,502,122

	Principal Amount (000)		U.S. $ Value

Ukraine – 0.1%
Ukraine Government International Bond 4.50%, 02/01/2029(a)(c)	U.S.$	1,012	$849,714
4.50%, 02/01/2035(a)(c)		223	154,359
4.50%, 02/01/2036(a)(c)		159	108,433

			1,112,506

Uzbekistan – 0.0%
Republic of Uzbekistan International Bond 5.375%, 02/20/2029(a)		260	259,904

Total Emerging Markets - Sovereigns (cost $29,932,429)			30,073,126

GOVERNMENTS - TREASURIES – 1.6%
United States – 1.6%
U.S. Treasury Bonds 2.75%, 11/15/2042		2,154	1,637,040
5.00%, 05/15/2037(r)		1,824	1,914,060
5.25%, 02/15/2029		320	328,600
6.125%, 11/15/2027(s)		1,000	1,024,141
U.S. Treasury Notes 2.25%, 02/15/2027(s)		10,811	10,693,725
2.875%, 08/15/2028		606	590,429

Total Governments - Treasuries (cost $16,665,658)			16,187,995

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
Brazil – 0.1%
Caixa Economica Federal 5.625%, 05/13/2030(a)		455	455,683

Mexico – 0.4%
Comision Federal de Electricidad 5.70%, 01/24/2030(a)		439	439,957
6.50%, 01/28/2051(a)		848	823,951
Petroleos Mexicanos 5.50%, 06/27/2044		2,131	1,699,728
5.625%, 01/23/2046		1,556	1,243,228

			4,206,864

South Africa – 0.2%
Transnet/South Africa 8.25%, 02/06/2028(a)		1,392	1,445,174

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 7.75%, 06/16/2033(a)		373	392,765

Turkey – 0.2%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(a)		812	820,453
8.00%, 01/16/2029(a)		354	367,313
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)		502	509,059
9.00%, 01/28/2027(a)		208	212,391

			1,909,216

Total Quasi-Sovereigns (cost $7,932,032)			8,409,702

ASSET-BACKED SECURITIES – 0.7%
Other ABS - Fixed Rate – 0.6%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV Zero Coupon, 11/20/2035(d)(g)(m)		1,033	1,064,971
Series 2026-1A, Class INV Zero Coupon, 03/20/2036(d)(g)(m)		2,224	2,319,570
Series 2026-1B, Class INV Zero Coupon, 06/20/2036(d)(g)(m)		2,461	2,576,061

			5,960,602

	Principal Amount (000)		U.S. $ Value

Other ABS - Floating Rate – 0.1%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.32%, 09/15/2031(d)(g)(m)	U.S.$	635	$635,569

Total Asset-Backed Securities (cost $6,533,048)			6,596,171

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-HY12, Class A5 4.09%, 08/25/2036		335	315,632
Series 2006-42, Class 1A6 6.00%, 01/25/2047		426	219,708
Series 2006-24CB, Class A15 5.75%, 08/25/2036(l)		443	211,370
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		446	291,689
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		447	215,970
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.015%, 05/25/2047		56	50,497
Series 2007-4, Class 22A1 4.095%, 06/25/2047		252	225,154
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		388	124,314
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.61%, 09/25/2047		67	61,028
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.45%, 03/25/2037		36	30,675
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		315	278,212
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		126	111,501
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		126	47,849
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.02%, 10/25/2036		1,152	315,129
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.94%, 12/28/2037		163	147,875

			2,646,603

Non-Agency Floating Rate – 0.2%
Alternative Loan Trust Series 2007-7T2, Class A3 4.36% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(l)		1,869	575,032
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 4.36% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(l)		281	95,705
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A6 1.79% (5.44% – CME Term SOFR 1 Month), 04/25/2037(l)(t)		70	4,909
Series 2007-FA2, Class 1A10 4.01% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(l)		208	45,250

	Principal Amount (000)		U.S. $ Value

Lehman XS Trust Series 2007-10H, Class 2AIO 3.265% (6.89% - CME Term SOFR 1 Month), 07/25/2037(l)(t)	U.S.$	78	$9,769
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 2.79% (6.44% - CME Term SOFR 1 Month), 12/25/2036(l)(t)		1,253	139,722
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 1.49% (CME Term SOFR 1 Month + 0.47%), 01/25/2037(l)		4,504	1,498,903

			2,369,290

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4767, Class KI 6.00%, 03/15/2048(u)		5,622	1,007,121
Federal Home Loan Mortgage Corp. Strips Series 247, Class 54 5.50%, 04/15/2036(u)		2,538	419,975

			1,427,096

Total Collateralized Mortgage Obligations (cost $11,875,046)			6,442,989

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031		502	444,647
6.50%, 01/21/2033		401	406,951
7.375%, 04/25/2030		756	797,013
7.50%, 02/02/2034		515	549,891

			2,198,502

Mexico – 0.0%
Mexico Government International Bond 5.375%, 03/22/2033		555	543,967

Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(a)		1,492	1,445,837
5.75%, 07/04/2036(a)		224	214,536
6.375%, 01/30/2034(a)		336	340,704

			2,001,077

Trinidad and Tobago – 0.2%
Trinidad & Tobago Government International Bond 6.40%, 06/26/2034(a)		1,055	1,080,847
6.50%, 01/28/2036(a)		495	508,761

			1,589,608

Total Governments - Sovereign Bonds (cost $6,288,220)			6,333,154

	Shares

COMMON STOCKS – 0.5%
Financial Institutions – 0.2%
Financial Services – 0.2%
Curo Group Holdings LLC(h)		161,756	1,819,755

Communication Services – 0.2%
Diversified Telecommunication Services – 0.2%
Altice France SA/LuxCo3(d)(g)(h)		87,261	1,739,842

Information Technology – 0.1%
IT Services – 0.1%
Rackspace Technology, Inc.(h)		83,043	542,271

Company	Shares		U.S. $ Value

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(d)(g)(h)		643	$522,759

Transportation Infrastructure – 0.0%
Spirit Aviation Holdings, Inc.(h)		49,562	991

			523,750

Health Care – 0.0%
Health Care Providers & Services – 0.0%
ModivCare Topco LLC(h)		79,498	407,427

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
K201640219 South Africa Ltd. – Class A(d)(g)(h)		12,695,187	13
K201640219 South Africa Ltd. – Class B(d)(g)(h)		2,009,762	2

			15

Diversified Consumer Services – 0.0%
AG Tracker(d)(g)(h)		57,354	0
Paysafe Ltd.(h)		10,709	79,996

			79,996

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(d)(g)(h)		3	0

			80,011

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(d)(g)(h)		838,296	1
CHC Group LLC(g)(h)		21,009	2

			3

Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(g)(h)		49,250	17,883

			17,886

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(d)(g)(h)(k)		105,865	0

Total Common Stocks (cost $14,603,972)			5,130,942

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	750	897,996
State of Illinois Series 2010 7.35%, 07/01/2035		1,368	1,462,034
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(e)		1,435	1,323,019

Total Local Governments – US Municipal Bonds (cost $3,560,241)			3,683,049

INFLATION-LINKED SECURITIES – 0.3%
Colombia – 0.3%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(e) (cost $3,361,167)		11,830,603	3,158,201

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS – TREASURIES – 0.3%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2029 (cost $2,913,417)	U.S.$	16,454	$2,938,587

	Shares

PREFERRED STOCKS – 0.3%
Industrials – 0.3%
Consumer Cyclical – Retailers – 0.3%
QXO, Inc. - Class C(d)(g)(h)		202	2,254,926

Other Industrial – 0.0%
Asphalt ATD Holdco - Class A(d)(g)(h)		4,984	123,653

Technology – 0.0%
Veritas US, Inc.(d)(e)(g)(h)		7,516	148,785

Total Preferred Stocks (cost $2,298,130)			2,527,364

	Principal Amount (000)

COLLATERALIZED LOAN OBLIGATIONS – 0.2%
CLO – Floating Rate – 0.2%
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E 10.54% (CME Term SOFR 3 Month + 6.86%), 01/20/2035(a)(l)		1,000	965,196
Rad CLO 10 Ltd. Series 2021-10A, Class E 9.78% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a)(l)		750	708,315
Rad CLO 11 Ltd. Series 2021-11A, Class E 10.185% (CME Term SOFR 3 Month + 6.51%), 04/15/2034(a)(l)		355	340,698

Total Collateralized Loan Obligations (cost $2,096,255)			2,014,209

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.29%, 10/15/2045(a)		44	2,191
Series 2013-LC6, Class D 3.86%, 01/10/2046(a)		112	108,278
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.15%, 06/15/2044(a)		601	591,207
Series 2014-C25, Class D 3.80%, 11/15/2047(a)		742	726,775

Total Commercial Mortgage-Backed Securities (cost $1,413,931)			1,428,451

	Shares

RIGHTS – 0.0%
Altice France Lux 3/Altice Holdings 1 (CVR), expiring 10/01/2099(d)(e)(g)(h)		324	5,183
Altice France SA (CVR), expiring 12/31/2049(d)(e)(g)(h)		2,566	41,047

Vistra Corp., expiring 12/31/2049(d)(g)(h)		10,721	13,133

Total Rights (cost $0)			59,363

Company	Shares			U.S. $ Value

SHORT – TERM INVESTMENTS – 0.8%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(v)(w)(x) (cost $4,321,521)		4,321,521		$4,321,521

	Principal Amount (000)

Time Deposits – 0.4%
BBH, New York 0.87%, 07/01/2026	NZD	0	**	2
Citibank, London 1.13%, 07/01/2026	EUR	535		611,791
2.67%, 07/01/2026	GBP	0	**	72
Citibank, New York 2.97%, 07/01/2026	U.S.$	2,637		2,637,434
Nordea, Oslo 2.96%, 07/01/2026	NOK	1,788		180,641
Royal Bank of Canada, Toronto 1.02%, 07/02/2026	CAD	0	**	2
SEB, Stockholm 0.58%, 07/01/2026	SEK	0	**	11
Standard Chartered Bank, Johannesburg 4.43%, 07/01/2026	ZAR	1,953		119,243

Total Time Deposits (cost $3,549,196)				3,549,196

Total Short-Term Investments (cost $7,870,717)				7,870,717

Total Investments – 100.6% (cost $1,016,014,624)(y)				985,105,166
Other assets less liabilities – (0.6)%				(5,808,020)

Net Assets – 100.0%				$979,297,146

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	92	September 2026	$10,347,125	$125,867
U.S. T-Note 5 Yr (CBT) Futures	372	September 2026	39,821,438	173,078
U.S. Ultra Bond (CBT) Futures	4	September 2026	464,625	7,235
Sold Contracts
U.S. Long Bond (CBT) Futures	60	September 2026	6,810,000	(108,750)
U.S. T-Note 10 Yr (CBT) Futures	220	September 2026	24,175,938	(187,367)

				$10,063

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	8,781	USD	1,721	07/02/2026	$20,086
Bank of America NA	BRL	252	USD	49	07/02/2026	(135)
Bank of America NA	USD	1,696	BRL	8,781	07/02/2026	4,699
Bank of America NA	USD	49	BRL	252	07/02/2026	(577)
Bank of America NA	KRW	33,835	USD	23	07/16/2026	1,095
Bank of America NA	USD	33	KRW	49,478	07/16/2026	(875)
BNP Paribas SA	PEN	110	USD	32	07/15/2026	(127)
BNP Paribas SA	USD	31	COP	115,200	07/15/2026	3,049
BNP Paribas SA	BRL	2,818	USD	539	08/04/2026	(2,182)
BNP Paribas SA	USD	44	INR	4,210	08/06/2026	305
Brown Brothers Harriman & Co.	AUD	111	USD	79	07/09/2026	2,847
Brown Brothers Harriman & Co.	CAD	141	USD	102	07/09/2026	3,303
Brown Brothers Harriman & Co.	NZD	80	USD	47	07/09/2026	1,357

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	USD	134	CAD	184	07/09/2026	$(4,232)
Brown Brothers Harriman & Co.	USD	44	NZD	78	07/09/2026	22
Brown Brothers Harriman & Co.	USD	1	NZD	2	07/09/2026	(43)
Brown Brothers Harriman & Co.	GBP	73	USD	98	07/16/2026	1,690
Brown Brothers Harriman & Co.	USD	29	GBP	22	07/16/2026	242
Brown Brothers Harriman & Co.	USD	141	GBP	105	07/16/2026	(1,831)
Brown Brothers Harriman & Co.	USD	34	ZAR	567	07/16/2026	377
Brown Brothers Harriman & Co.	ZAR	1,074	USD	65	07/16/2026	(759)
Brown Brothers Harriman & Co.	CZK	1,200	USD	58	07/23/2026	1,011
Brown Brothers Harriman & Co.	HUF	23,559	USD	76	07/23/2026	327
Brown Brothers Harriman & Co.	PLN	236	USD	65	07/23/2026	2,012
Brown Brothers Harriman & Co.	USD	37	PLN	138	07/23/2026	19
Brown Brothers Harriman & Co.	MXN	529	USD	30	08/06/2026	61
Brown Brothers Harriman & Co.	CNH	217	USD	32	08/07/2026	189
Brown Brothers Harriman & Co.	CNH	227	USD	33	08/07/2026	(121)
Brown Brothers Harriman & Co.	USD	25	CNH	170	08/07/2026	(8)
Brown Brothers Harriman & Co.	SEK	500	USD	52	09/10/2026	(79)
Brown Brothers Harriman & Co.	USD	80	NOK	782	09/10/2026	(945)
Brown Brothers Harriman & Co.	USD	34	SEK	332	09/10/2026	108
Brown Brothers Harriman & Co.	CHF	32	USD	41	09/11/2026	789
Brown Brothers Harriman & Co.	EUR	2,357	USD	2,743	09/11/2026	41,767
Brown Brothers Harriman & Co.	USD	70	CHF	55	09/11/2026	(711)
Brown Brothers Harriman & Co.	USD	17	EUR	14	09/11/2026	(266)
Brown Brothers Harriman & Co.	SGD	32	USD	25	09/18/2026	(77)
Citibank NA	BRL	5,284	USD	1,020	07/02/2026	(3,175)
Citibank NA	USD	1,016	BRL	5,284	07/02/2026	7,073
Citibank NA	COP	13,003,248	USD	3,406	07/15/2026	(386,358)
Citibank NA	PEN	115	USD	34	07/15/2026	356
Citibank NA	USD	18	COP	68,776	07/15/2026	2,055
Citibank NA	USD	44	PEN	150	07/15/2026	432
Citibank NA	GBP	2,915	USD	3,940	07/16/2026	73,060
Citibank NA	USD	1,751	GBP	1,296	07/16/2026	(32,473)
Citibank NA	USD	36	TWD	1,146	07/21/2026	(362)
Citibank NA	BRL	4,884	USD	932	08/04/2026	(6,366)
Citibank NA	USD	76	BRL	400	08/04/2026	521
Deutsche Bank AG	BRL	147	USD	28	07/02/2026	(79)
Deutsche Bank AG	USD	29	BRL	147	07/02/2026	(336)
Goldman Sachs Bank USA	USD	31	IDR	565,842	07/16/2026	127
Goldman Sachs Bank USA	USD	30	KRW	43,683	07/16/2026	(1,355)
HSBC Bank USA	USD	1,796	CAD	2,458	07/09/2026	(63,074)
JPMorgan Chase Bank NA	BRL	3,896	USD	753	07/02/2026	(2,085)
JPMorgan Chase Bank NA	USD	749	BRL	3,896	07/02/2026	5,645
JPMorgan Chase Bank NA	USD	32	KRW	47,080	07/16/2026	(1,612)
JPMorgan Chase Bank NA	BRL	848	USD	163	08/04/2026	(292)
Morgan Stanley Capital Services LLC	CLP	30,578	USD	34	07/15/2026	1,270
Morgan Stanley Capital Services LLC	USD	42	IDR	723,749	07/16/2026	(1,801)
Morgan Stanley Capital Services LLC	USD	3	TWD	101	07/21/2026	(16)
Morgan Stanley Capital Services LLC	EUR	60,049	USD	69,918	09/11/2026	1,097,856

						$761,398

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 6/20/2031*	5.00%	Quarterly	3.03%	USD	66,469	$5,460,619	$2,942,855	$2,517,764
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	45.46	USD	140	(89,137)	(12,845)	(76,292)
iTraxx XOVER Series 45, 5 Year Index, 6/20/2031*	5.00	Quarterly	2.45	EUR	46,230	5,843,059	3,377,168	2,465,891

						$11,214,541	$6,307,178	$4,907,363

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL	120,143	01/02/2029	1 Day CDI	12.716%	Maturity	$(626,922)	$-0-	$(626,922)
BRL	49,181	01/02/2029	1 Day CDI	13.651%	Maturity	(64,670)	-0-	(64,670)
BRL	39,172	01/02/2029	1 Day CDI	13.993%	Maturity	(9,041)	-0-	(9,041)
BRL	38,107	01/02/2029	1 Day CDI	12.618%	Maturity	(212,811)	-0-	(212,811)
BRL	16,525	01/02/2029	1 Day CDI	12.682%	Maturity	(88,224)	-0-	(88,224)
BRL	16,006	01/02/2029	1 Day CDI	13.220%	Maturity	(49,236)	-0-	(49,236)
BRL	14,722	01/02/2029	1 Day CDI	13.020%	Maturity	(56,507)	-0-	(56,507)
BRL	14,021	01/02/2029	1 Day CDI	12.555%	Maturity	(78,436)	-0-	(78,436)
BRL	14,021	01/02/2029	1 Day CDI	12.490%	Maturity	(82,048)	-0-	(82,048)

						$(1,267,895)	$-0-	$(1,267,895)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at June 30, 2026
Barclays Capital, Inc.†	USD	832	2.00%	—	$833,884
Barclays Capital, Inc.†	USD	530	2.25	—	533,899
Barclays Capital, Inc.†	USD	391	2.25	—	391,959
Barclays Capital, Inc.†	USD	1,226	2.25	—	1,228,401
Barclays Capital, Inc.†	USD	169	2.50	—	169,687
Barclays Capital, Inc.†	USD	1,001	2.50	—	1,004,603
Barclays Capital, Inc.†	USD	1,880	2.75	—	1,889,335
Barclays Capital, Inc.†	USD	288	3.00	—	290,093
Barclays Capital, Inc.†	USD	653	3.25	—	657,839
Barclays Capital, Inc.†	USD	1,813	3.25	—	1,815,475

					$8,815,175

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2026.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$7,991,183	$-0-	$-0-	$-0-	$7,991,183
Corporates - Investment Grade	823,992	-0-	-0-	-0-	823,992

Total	$8,815,175	$-0-	$-0-	$-0-	$8,815,175

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $747,496,195 or 76.33% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2026.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2026.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.26% of net assets as of June 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France Lux 3/Altice Holdings 1 (CVR) Zero Coupon, 10/01/2099	10/01/2025	$-0-	$5,183	0.00%
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033	10/01/2025	633,745	678,742	0.07%
Altice France SA (CVR) Zero Coupon, 12/31/2049	10/01/2025	-0-	41,047	0.00%
Braskem Idesa SAPI 6.99%, 02/20/2032	07/11/2023 - 12/13/2023	261,705	277,589	0.03%
Braskem Idesa SAPI 7.45%, 11/15/2029	02/18/2021 - 12/13/2023	1,276,128	879,039	0.09%
Braskem Netherlands Finance BV 4.50%, 01/10/2028	12/04/2023 - 12/05/2025	3,001,930	2,320,900	0.24%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	19,100	964	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	3,361,167	3,158,201	0.32%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	1,100,178	-0-	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	770,975	-0-	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015	2,295,760	-0-	0.00%
NFE Financing LLC 12.00%, 11/15/2029	12/05/2024 - 04/08/2025	3,810,789	1,415,562	0.14%
Raizen Fuels Finance SA 5.70%, 01/17/2035	05/14/2025 - 05/20/2025	845,480	515,077	0.05%
Raizen Fuels Finance SA 6.25%, 07/08/2032	06/26/2025	1,248,568	802,148	0.08%
Raizen Fuels Finance SA 6.45%, 03/05/2034	02/28/2024	462,944	257,889	0.03%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025 - 02/21/2025	1,007,317	555,500	0.06%
Veritas US, Inc.	12/09/2024	154,379	148,785	0.02%
Vibrantz Technologies, Inc. 9.00%, 02/28/2031	03/09/2026	7,295	5,659	0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	1,435,000	1,323,019	0.13%

(f)	Defaulted matured security.
(g)	Fair valued by the Adviser.
(h)	Non-income producing security.
(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)	Defaulted.
(k)	Escrow Shares.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2026.

(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CNG Holdings, Inc. 16.50% (16.50% Cash or 14.50% Cash and 3.00% PIK), 06/30/2031	05/21/2019 - 06/15/2026	$825,877	$664,820	0.07%
MJH Healthcare Holdings LLC 7.39%, 01/28/2029	10/09/2025	1,395,752	1,377,672	0.14%
NFE Brazil Financing Ltd. 12.00%, 05/15/2029	06/17/2026	1,768,816	1,846,793	0.19%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.32%, 09/15/2031	04/24/2024	635,172	635,569	0.06%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV Zero Coupon, 11/20/2035	12/02/2025 - 01/20/2026	1,059,244	1,064,971	0.11%
Short Term Consumer Receivables Issuer Trust Series 2026-1A, Class INV Zero Coupon, 03/20/2036	02/25/2026 - 04/23/2026	2,320,841	2,319,570	0.24%
Short Term Consumer Receivables Issuer Trust Series 2026-1B, Class INV Zero Coupon, 06/20/2036	05/26/2026 - 06/20/2026	2,517,791	2,576,061	0.26%

(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Convertible security.
(p)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at June 30, 2026.
(q)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.

(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(t)	Inverse interest only security.
(u)	IO - Interest Only.
(v)	The rate shown represents the 7-day yield as of period end.
(w)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(x)	Affiliated investments.
(y)

As of June 30, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,950,946 and gross unrealized depreciation of investments was $(54,449,475), resulting in net unrealized depreciation of $(26,498,529).

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Yuan Renminbi (Offshore)

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - Great British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Glossary:

ABS - Asset-Backed Securities

CBT - Chicago Board of Trade

CDI - Brazil CETIP Interbank Deposit Rate

CDX-NAHY - North American High Yield Credit Default Swap Index

CLO - Collateralized Loan Obligations

CMBS - Commercial Mortgage-Backed Securities

CME - Chicago Mercantile Exchange

CVR - Contingent Value Right

EURIBOR - Euro Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

June 30, 2026 (unaudited)

68.6%	United States
3.7%	United Kingdom
3.5%	Canada
2.7%	France
1.4%	Italy
1.3%	Mexico
1.2%	Brazil
1.2%	Colombia
1.1%	India
1.0%	Spain
0.9%	Germany
0.8%	Turkey
0.8%	Luxembourg
11.0%	Other
0.8%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Australia, Austria, Belgium, Cayman Islands, Chile, China, Costa Rica, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Greece, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kenya, Kuwait, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Romania, Senegal, Serbia, Slovenia, South Africa, Switzerland, Trinidad and Tobago, Ukraine, Uzbekistan and Zambia.

AllianceBernstein Global High Income Fund, Inc.

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$627,727,508	$5,158,890	#	$632,886,398
Corporates - Investment Grade	-0-	150,375,451	-0-		150,375,451
Emerging Markets - Corporate Bonds	-0-	50,585,028	964	#	50,585,992
Bank Loans	-0-	44,353,780	4,049,525		48,403,305
Emerging Markets - Sovereigns	-0-	30,073,126	-0-		30,073,126
Governments - Treasuries	-0-	16,187,995	-0-		16,187,995
Quasi-Sovereigns	-0-	8,409,702	-0-		8,409,702
Asset-Backed Securities	-0-	-0-	6,596,171		6,596,171
Collateralized Mortgage Obligations	-0-	6,442,989	-0-		6,442,989
Governments - Sovereign Bonds	-0-	6,333,154	-0-		6,333,154
Common Stocks	641,141	2,227,184	2,262,617	#	5,130,942
Local Governments - US Municipal Bonds	-0-	3,683,049	-0-		3,683,049
Inflation-Linked Securities	-0-	3,158,201	-0-		3,158,201
Emerging Markets - Treasuries	-0-	2,938,587	-0-		2,938,587
Preferred Stocks	-0-	-0-	2,527,364		2,527,364
Collateralized Loan Obligations	-0-	2,014,209	-0-		2,014,209
Commercial Mortgage-Backed Securities	-0-	1,428,451	-0-		1,428,451
Rights	-0-	-0-	59,363		59,363
Short-Term Investments:
Investment Companies	4,321,521	-0-	-0-		4,321,521
Time Deposits	3,549,196	-0-	-0-		3,549,196

Total Investments in Securities	8,511,858	955,938,414	20,654,894		985,105,166
Other Financial Instruments*:
Assets
Futures	306,180	-0-	-0-		306,180
Forward Currency Exchange Contracts	-0-	1,273,750	-0-		1,273,750
Centrally Cleared Credit Default Swaps	-0-	11,303,678	-0-		11,303,678
Liabilities
Futures	(296,117)	-0-	-0-		(296,117)
Forward Currency Exchange Contracts	-0-	(512,352)	-0-		(512,352)
Centrally Cleared Credit Default Swaps	-0-	(89,137)	-0-		(89,137)
Centrally Cleared Interest Rate Swaps	-0-	(1,267,895)	-0-		(1,267,895)

Total	$8,521,921	$966,646,458	$20,654,894		$995,823,273

#	The Fund held securities with zero market value at period end.
*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Emerging Markets - Corporate Bonds#	Bank Loans	Asset-Backed Securities
Balance as of 03/31/26	$3,585,655	$964	$12,171,734	$5,211,530
Accrued discounts/(premiums)	27,163	1,583	-0-	(8,725)
Realized gain (loss)	(58,435)	-0-	1,148	(119,679)
Change in unrealized appreciation (depreciation)	61,489	(1,583)	235,003	2,571
Purchases/Payups	1,859,627	-0-	388,204	3,802,254
Sales/Paydowns	(310,175)	-0-	(1,657,076)	(2,291,780)
Transfers into Level 3*	-0-	-0-	1,354,547	-0-
Transfers out of Level 3^	(6,434)	-0-	(8,444,035)	-0-

Balance as of 06/30/26	$5,158,890	$964	$4,049,525	$6,596,171

Net change in unrealized appreciation (depreciation) from investments held as of 06/30/26	$31,231	$(1,583)	$238,083	$2,571

	Common Stocks#	Preferred Stocks	Rights	Total
Balance as of 03/31/26	$3,317,830	$266,457	$54,620	$24,608,790
Accrued discounts/(premiums)	-0-	-0-	-0-	20,021
Realized gain (loss)	-0-	-0-	-0-	(176,966)
Change in unrealized appreciation (depreciation)	544,405	240,818	4,743	1,087,446
Purchases/Payups	17,942	2,020,089	-0-	8,088,116
Sales/Paydowns	-0-	-0-	-0-	(4,259,031)
Transfers into Level 3*	-0-	-0-	-0-	1,354,547
Transfers out of Level 3^	(1,617,560)	-0-	-0-	(10,068,029)

Balance as of 06/30/26	$2,262,617	$2,527,364	$59,363	$20,654,894

Net change in unrealized appreciation (depreciation) from investments held as of 06/30/26	$544,405	$240,818	$4,743	$1,060,268

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
*	Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.
^	Amounts were transferred out of Level 3 as the observability of price inputs has increased during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2026. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 06/30/26	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$-0-	Qualitative Assessment		$0.00

Emerging Markets - Corporate Bonds	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$-0-

Bank Loans	$1,277,551	Discounted Cash Flow	Discount Rate	7.01% to 7.53%
	$784,290	Discounted Cash Flow	Discount Rate	18.54% to 19.54%
	$450,578	Discounted Cash Flow	Discount Rate	9.59% to 10.12%

	$2,512,419

Common Stocks	$522,759	Guideline Public Company,	Asset Value	$813.00
		Discounted Cash Flow, and
		Optional Value
	$1	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$522,760

Preferred Stocks	$2,254,926	Intrinsic Calculation	Asset Value	$11,163.00
	$123,653	Intrinsic Calculation	Asset Value	$24.81

	$2,378,579

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Asset Value in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2026 is as follows:

Fund	Market Value 3/31/26 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$11,790	$68,371	$75,839	$4,322	$171